As filed with the SEC on December 13, 2002


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No.  33-2659
                 ---------

Pre-Effective Amendment No.

Post-Effective Amendment No.                51
                                       -------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 1940 Act File No. 811-4556
            ---------


Amendment No.       53
               ---------


                       (Check appropriate box or boxes.)

                               IDEX MUTUAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              570 Carillon Parkway, St. Petersburg, Florida 33716
--------------------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

       John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[ ] 75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ] On (Date) pursuant to paragraph (a) (1) of Rule 485.

[X] On March 1, 2003 pursuant to paragraph (a) (2) of Rule 485.

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note


    This Post-Effective Amendment No. 51 to the Form N-1A Registration Statement of IDEX Mutual Funds (File Nos. 33-2659, 811-4556) (the "Registrant") is filed for the purpose of adding disclosure regarding two new series of the Registrant:
IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return. Accordingly, this filing does not relate to the existing series of the Registrant, and incorporates by reference the following disclosure relating to those series:
(i) the Prospectus, dated November 11, 2002, included in Post-Effective Amendment No. 50 to the Registrant's Form N-1A Registration Statement, filed pursuant to Rule 485(b) under the Securities Act of 1933 on November 12, 2002, and (ii) the Statement of Additional of Information, dated November 11, 2002, filed pursuant to Rule 497(c) under the Securities Act of 1933 on November 15, 2002.

IDEX Mutual Funds ("Fund") consists of several individual funds. This prospectus includes two of those funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) (see back cover).


In addition, we suggest you contact your financial professional or an IDEX customer service representative, who will assist you.

TO HELP YOU UNDERSTAND...

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(BULLSEYE ICON)
        The target directs you to a fund's goal or objective.

(CHESSPIECE ICON)
        The chess piece indicates discussion about a fund's strategies.

(WARNING SIGN ICON)
        The warning sign indicates the risks of investing in a fund.


(GRAPH ICON)
        The graph indicates investment performance.


(DOLLAR SIGN ICON)
        The dollar sign indicates fees and expenses you may incur.


(QUESTION MARK ICON)
        The question mark provides additional information about the Fund or may direct you to sources for further information.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

 IDEX MUTUAL FUNDS
TABLE OF CONTENTS


ALL ABOUT THE IDEX FUNDS:
- SPECIALTY FUND
  Clarion Real Estate Securities...........    2
- BOND FUND
  PIMCO Real Return........................    4
EXPLANATION OF STRATEGIES AND RISKS........    6
HOW THE IDEX FUNDS ARE MANAGED AND
  ORGANIZED................................   10
SHAREHOLDER INFORMATION....................   12
- Opening an Account.......................   12
- Share Transactions.......................   12
- How to Sell Shares.......................   12
- How to Exchange Shares...................   13
- Other Account Information................   13
PERFORMANCE INFORMATION....................   22
- Yield....................................   22
- Total Return.............................   22
- Similar Sub-Adviser Performance..........   22
DISTRIBUTION ARRANGEMENTS..................   24
APPENDIX A.................................  A-1

IDEX CLARION REAL ESTATE SECURITIES

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF CLARION REAL ESTATE SECURITIES IS LONG-TERM TOTAL RETURN FROM INVESTMENTS PRIMARILY IN EQUITY SECURITIES OF REAL ESTATE COMPANIES. TOTAL RETURN WILL CONSIST OF REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES PLUS INCOME.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Clarion CRA Securities, LP (Clarion), seeks to achieve this objective by investing principally in equity securities of real estate companies which include:

- common stocks

- convertible securities

Under normal conditions, Clarion invests at least 80% of portfolio assets in real estate company securities. A company is considered to be a real estate company if at least 50% of its revenues or at least 50% of the market value of its assets is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate.


Securities selected by Clarion are purchased and sold based primarily on their dividend discount rates, coupled with Clarion's understanding of any critical short-term fundamental factors that might need to be considered in an investment decision. The two fundamental factors focused on are EARNINGS and DIVIDEND GROWTH. In order to obtain projections of these factors, Clarion analysts build detailed models which take into account other factors including sales margins and FFO multiples, that ultimately determine an individual company's cost of capital.


The fund may also invest in debt securities of real estate and non-real estate companies, mortgage-backed securities such as pass through certificates, real estate mortgage investment conduit (REMIC) certificates, and collateralized mortgage obligations (CMOs), or short-term debt obligations. However, the fund does not directly invest in real estate.

The fund is non-diversified under federal securities laws.

 WHAT IS A NON-DIVERSIFIED FUND?

 A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater risk of loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- REAL ESTATE SECURITIES

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include:

 - Declining real estate value

 - Risks relating to general and local economic conditions

 - Over-building

 - Increased competition for assets in local and regional markets

 - Increases in property taxes

 - Increases in operating expenses or interest rates

 - Change in neighborhood value or the appeal of properties to tenants

 - Insufficient levels of occupancy

 - Inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.


- CONVERTIBLE SECURITIES



Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.


- QUANTITATIVE MODELS

Stocks selected using quantitative models may not perform as well as these models might otherwise suggest and may cause overall returns to be lower than if other methods are used.

THIS FUND IS NON-DIVERSIFIED.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page
--.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek long-term total return consisting of current income and, potentially, capital appreciation. The investor should be comfortable with the risk of a non-diversified portfolio invested primarily in securities of real estate companies and their exposure to real estate markets.
(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2003, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                         A      B      C      L        M
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                  5.50%  None   None   None     1.00%
Maximum deferred sales
charge (load)           None(a) 5.00% None   2.00%(b) 1.00%(c)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

 % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                            A      B      C*     L      M*
-----------------------------------------------------------
Management fees            0.80%  0.80%  0.80%  0.80%  0.80%
Distribution and service
(12b-1) fees               0.35%  1.00%  1.00%  1.00%  0.90%
Other expenses (d)           --%    --%    --%    --%    --%
                             ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES           --%    --%    --%    --%    --%
EXPENSE REDUCTION (e)        --%    --%    --%    --%    --%
                             ------------------------------
NET OPERATING EXPENSES       --%    --%    --%    --%    --%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(c) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(d) Because the fund commenced operations in March 2003, the "Other expenses" are estimates.
(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 2/29/04 for expenses that exceed 1.40%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page
-.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $---    $  ---
    B          $---    $  ---
    C          $---    $  ---
    L          $---    $  ---
    M          $---    $  ---
------------------------------


If the shares are not redeemed:


SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $---    $  ---
    B          $---    $  ---
    C          $---    $  ---
    L          $---    $  ---
    M          $---    $  ---
------------------------------


For information regarding a similar sub-adviser fund, please see page
-.

IDEX PIMCO REAL RETURN

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE


THE OBJECTIVE OF IDEX PIMCO REAL RETURN IS MAXIMUM REAL RETURN, CONSISTENT WITH PRESERVATION OF REAL CAPITAL AND PRUDENT INVESTMENT MANAGEMENT.

(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Pacific Investment Management Company LLC (PIMCO) seeks to achieve this objective by investing principally in:

   - Inflation-indexed fixed-income securities

PIMCO invests, under normal circumstances, at least 65% of the fund's assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of December 31, 2002 was --- years.


PIMCO invests the fund's assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield/high risk securities ("junk bonds") rated B or higher by Moody's Investors Service or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally hedge at least 75% of the fund's exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund is non-diversified.

 WHAT IS A NON-DIVERSIFIED FUND?

 A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets in one issuer.

(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. The risks include:

   - changes in interest rates
   - length of time to maturity
   - issuers or counterparties defaulting on their obligations to pay interest or return principal

- DERIVATIVES

Derivatives involve additional risks and costs. Risks include:

   - inaccurate market predictions -- an anticipated increase in movement may result in a loss instead

   - prices may not match -- substantial losses may result when there is movement in the price of financial contracts
   - illiquid markets -- the fund may not be able to control losses if there is no market for the contracts
   - tax consequences -- the fund may have to delay closing out certain positions to avoid adverse tax consequences.

- HIGH-YIELD/HIGH-RISK SECURITIES


   - credit risk (the issuer of a security may default in its obligation)

   - greater vulnerability to economic changes
   - decline in market value in event of default
   - less liquidity

- HEDGING


The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page
--.

- INVESTOR PROFILE


This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates affecting fixed income instruments.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2003, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A      B      C       L        M
-----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
  price)               4.75%  None   None     None     1.00%
Maximum deferred
sales charge (load)    None(a) 5.00% None    2.00%(b)   1.00%(c)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

% OF AVERAGE DAILY NET ASSETS      CLASS OF SHARES
                           A       B       C*     L       M*
-------------------------------------------------------------
Management fees          0.70%    0.70%   0.70%  0.70%   0.70%
Distribution and
service
(12b-1) fees             0.35%    1.00%   1.00%  1.00%   0.90%
Other expenses (d)         --%      --%     --%    --%     --%
                            ---------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES         --%      --%     --%    --%     --%
EXPENSE REDUCTION (e)      --%      --%     --%    --%     --%
                            ---------------------------------
NET OPERATING EXPENSES     --%      --%     --%    --%     --%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class L shares are subject to a 2% contingent deferred sales charge if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months.
(c) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(d) Because the fund commenced operations in March 2003, the "Other expenses" are estimates.
(e) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 2/29/04, for expenses that exceed 1.30%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.30%.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page --.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $ --    $   --
    B          $ --    $   --
    C          $ --    $   --
    L          $ --    $   --
    M          $ --    $   --
------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $ --    $   --
    B          $ --    $   --
    C          $ --    $   --
    L          $ --    $   --
    M          $ --    $   --
------------------------------

For more information regarding a similar sub-adviser fund, please see page --.

EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION

In the discussions of the individual funds on the preceding pages, you found descriptions of the principal strategies and risks associated with each fund. In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.
(CHESSPIECE ICON)
        DIVERSIFICATION. The 1940 Act classifies investment companies as either diversified or non-diversified.

Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund. These funds are non-diversified.

Each fund reserves the right to become a diversified investment company (as defined by the 1940 Act).
(CHESSPIECE ICON)
        CONCENTRATION. Unless otherwise stated in a fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities.
(WARNING SIGN ICON)
        INVESTING IN COMMON STOCKS. Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called market risk.
(WARNING SIGN ICON)
        INVESTING IN PREFERRED STOCKS. Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in bonds," below.)
(WARNING SIGN ICON)
        INVESTING IN "CONVERTIBLES," PREFERRED STOCKS, AND BONDS. Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price inversely to interest rates as the common stock does, adding to their market risk.
(WARNING SIGN ICON)
        VOLATILITY. The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.
(WARNING SIGN ICON)
        INVESTING IN BONDS. Like common stocks, bonds fluctuate in value, though the factors causing this are different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertibles.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's and S&P. The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW RATING. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, subject to greater price volatility and are less liquid.

- LACK OF RATING. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash).

Please see Appendix A for a description of bond ratings.
(WARNING SIGN ICON)
        INVESTING IN FOREIGN SECURITIES. Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

- CHANGES IN CURRENCY VALUES. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of your fund shares could drop too, even if the securities are strong. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation.

- CURRENCY TRADING COSTS. Some funds also invest in American Depositary Receipts
  (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. The fund incurs costs when it converts other currencies into dollars, and vice-versa.

- EURO CONVERSION. On January 1, 1999, certain participating countries in the European Economic Monetary Union (EU) adopted the "Euro" as their official currency. Other EU member countries may convert to the Euro at a later date. As of January 1, 1999, governments in participating countries are issuing debt and redenominate existing debt in Euros; corporations may choose to issue stocks or bonds in Euros or national currency. The European Central Bank, (the "ECB") assumed responsibility for a uniform monetary policy in participating countries. These transactions have a troubled trading history. The Euro Bank has intervened to resolve such troubles. Euro conversion risks that can affect a fund's foreign investments include: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts in existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to fund securities; and (5) the ECB's ability to manage monetary policies among the participating countries.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.
- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulation of banks and capital markets can be weak.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.
(WARNING SIGN ICON)

          INVESTING IN FUTURES, OPTIONS AND DERIVATIVES. Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts involve additional risks and costs. Risks include:

- INACCURATE MARKET PREDICTIONS. If the sub-adviser is wrong in its expectation, for example, with respect to interest rates, securities prices or currency markets, the contracts could produce losses instead of gains.

- PRICES MAY NOT MATCH. Movements in the price of the financial contracts may be used to offset movements in the price of other securities included in the fund's portfolio. If those prices don't correlate or match closely (i.e., imperfect correlation), the benefits of the transaction might be diminished and the fund may lose money, which may result in substantial losses.

- ILLIQUID MARKETS. If there is no market for the contracts, the fund may not be able to control losses.

- TAX CONSEQUENCES. A fund may have to delay closing out certain derivative positions to avoid adverse tax consequences.
(WARNING SIGN ICON)

          INVESTING IN STOCK INDEX FUTURES. Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- inaccurate market predictions

- imperfect correlation

- illiquidity

- tax consequences

- potential unlimited loss

- volatile net asset value due to substantial fluctuations in the value of these futures
(WARNING SIGN ICON)

          INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund's securities decline.

Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a fund's manager makes the incorrect prediction, the opportunity for loss can be magnified.
(WARNING SIGN ICON)

          ZERO COUPON SECURITIES. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.
(WARNING SIGN ICON)

          GENERAL OBLIGATION BONDS. General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
(WARNING SIGN ICON)

          SPECIAL REVENUE BONDS. Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds. Investors in these bonds are exposed to the credit standing of the municipality. If the municipality defaults on the bonds, there may be a loss on the investment. (WARNING SIGN ICON)

          PRIVATE ACTIVITY BONDS. Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to Alternate Minimum Tax (AMT). IDEX Federated Tax Exempt may invest in bonds subject to AMT. (WARNING SIGN ICON)

          TAX INCREMENT FINANCING BONDS. Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.
(WARNING SIGN ICON)

          VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments are tax exempt securities that require the Issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.
(WARNING SIGN ICON)

          CREDIT ENHANCEMENT. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
(WARNING SIGN ICON)

          INVESTING IN TAX-EXEMPT SECURITIES. Some municipal obligations pay interest that, while tax-exempt, may be considered a "preference item"
for determining the federal alternative minimum tax. This may result in your paying more tax than you would have otherwise. Also, Congress periodically threatens to limit or do away with the tax exemption on municipal obligations. If that happened, it could substantially reduce the value of your fund's assets. (WARNING SIGN ICON)

          INVESTING IN SPECIAL SITUATIONS. Each fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process

- a management change

- a technological breakthrough

- an extraordinary corporate event

- a temporary imbalance in the supply of, and demand for, the securities of an Issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.

There is no guarantee a fund's attempt to manage the portfolio in a tax-efficient manner will be successful.
(WARNING SIGN ICON)

          PORTFOLIO TURNOVER. A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds, although certain tax rules may restrict a fund's ability to sell securities when the security has been held for less than three months. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.
(QUESTION MARK ICON)

          INVESTMENT STRATEGIES. A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the Fund's SAI.

(WARNING SIGN ICON)

          VARIOUS INVESTMENT TECHNIQUES. Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the fund's portfolio of investments and are not used for leverage. Use of such strategies may result in a fund manager's failure to achieve the fund's goals. Also, limiting losses in this manner may cap possible gains.
(WARNING SIGN ICON)

          TEMPORARY DEFENSIVE STRATEGIES. For temporary defensive purposes, a fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.
(WARNING SIGN ICON)

          SHORT SALES. A fund may sell securities "short against the box." A short sale is the sale of a security that the fund does not own. A short sale is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

HOW THE IDEX FUNDS ARE MANAGED AND ORGANIZED

IDEX Mutual Funds is run by a Board of Trustees.

The assets of each fund are managed by an investment adviser, who in turn selects sub-advisers, who have hired fund managers. All such advisers to the funds are supervised by the Board of Trustees. You can find information about the Trustees and officers of the Fund in the SAI.

AEGON/TRANSAMERICA FUND ADVISERS, INC. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser to the Fund.

The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is based on the average daily net assets of each fund, and is paid at the rates shown in the table below.

ATFA is a wholly-owned direct subsidiary of Western Reserve Life Assurance Co. of Ohio (Western Reserve), and Western Reserve is a wholly-owned indirect subsidiary of First AUSA Life Insurance Company (First AUSA). Great Companies is a 30% owned indirect subsidiary of AUSA Holding Company (AUSA). AUSA and First AUSA are both wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. Great Companies, AUMI and TIM are affiliates of ATFA and the Fund.

AEGON/Transamerica Series Fund, Inc. (ATSF) received an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits ATSF and its investment adviser, ATFA, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

The Order was issued to ATSF and is applicable to all open-end management investment companies advised by the adviser, or a person controlling, controlled by, or under common control with the adviser. ATSF and IDEX are affiliates and both are advised by the same adviser, thus the Order includes both ATSF and IDEX. IDEX will also refer to this Order for any of the transactions listed above.

Here is a listing of the sub-advisers and the funds they manage:

SUB-ADVISER                  FUND NAME
-----------                  ---------
Clarion          IDEX Clarion Real Estate
                 Securities
PIMCO            IDEX PIMCO Real Return

------------------------------------------------------
ADVISORY FEE SCHEDULE -- ANNUAL RATES
------------------------------------------------------

                                                IDEX
                                              CLARION
AVERAGE DAILY                               REAL ESTATE
NET ASSETS                                   SECURITIES
---------------------------------------------------------
First $250 million                              0.80%
---------------------------------------------------------
over $250 million up to $500 million           0.775%
---------------------------------------------------------
over $500 million up to $1 billion              0.70%
---------------------------------------------------------
over $1 billion                                 0.65%
---------------------------------------------------------

                                               IDEX
AVERAGE DAILY                                 PIMCO
NET ASSETS                                 REAL RETURN
-------------------------------------------------------
All                                            0.70%
-------------------------------------------------------

IDEX CLARION REAL ESTATE SECURITIES

T. RITSON FERGUSON, CFA and JOSEPH P. SMITH, CFA, serve as co-managers of this fund. Mr. Ferguson is the Chief Investment Officer and Managing Director of Clarion. He joined Clarion in 1991, and provides oversight of the firm's day-to-day management of the fund.

Mr. Smith is a Director of Clarion and is a member of the Investment Policy Committee. He shares responsibility for management of the fund. Prior to joining Clarion in 1997, he was with Alex. Brown & Sons, Inc., as an associate in the Real Estate Investment Banking Group.
IDEX PIMCO REAL RETURN

JOHN B. BRYNJOLFSSON, Executive Vice President of PIMCO, is portfolio manager of this fund. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since that time.

PIMCO has provided investment advisory services since 1971.

SHAREHOLDER INFORMATION

(QUESTION MARK ICON)
        OPENING AN ACCOUNT

If you are opening a fund account through a registered representative, he or she can assist you with all phases of your investment.

If you are investing through an authorized dealer, the dealer is responsible for opening your account and providing your taxpayer ID number. If you already have an IDEX account, you do not need additional documentation.

The Fund or its agents may reject a request for purchase of shares at any time, including any purchase under the exchange privilege.

NEW ACCOUNT APPLICATION

Fill out the New Account Application form which is included in this prospectus. IRAs and other retirement accounts require a different application, which you can request by calling 1-888-233-IDEX (4339) or visiting www.idexfunds.com. You can avoid future inconvenience by signing up for any services you think you may later use.

Note: On your application, be sure to include your social security number or taxpayer identification number. If you don't, your account may be subject to backup withholding, or be closed.


There are many ways that you can pay for your shares. The minimum initial purchase is $500 for Class A and B shares, and $1,000 for Class C, L and M shares, and shares purchased through authorized dealers. There is a $50 minimum on additional purchases. Purchases through regular investment plans, like the Automatic Investment Plan, have no minimum to open an account, but you must invest at least $50 monthly per account.


The Securities and Exchange Commission (SEC) is taking an active interest in money laundering because money laundering presents a serious risk to the soundness of financial markets, opens financial service firms to criminal liability, and can ruin the reputation of implicated firms. Therefore, IDEX does not accept money orders, credit card convenience checks, check conversion transactions, or traveler's checks. Cashier's checks may be accepted subject to approval by AEGON/Transamerica Investor Services, Inc. (ATIS). Prior to September 26, 2002, this entity was named Idex Investor Services, Inc.
(QUESTION MARK ICON)
        SHARE TRANSACTIONS

Depending on privileges established on your account, you may buy, sell or exchange shares in several ways. You may do so in writing, by phone request or you may access your account through the internet. You may make payments, or receive payment for your redemptions, via an electronic funds transfer or by check.
(QUESTION MARK ICON)
        HOW TO SELL SHARES

Your request to sell your shares and receive payment may be subject to:

- the privileges or features established on your account such as a systematic withdrawal plan (SWP) or telephone transactions

- the type of account you have, and if there is more than one owner

- the dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee

- a written request or signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

There are several ways to request redemption of your shares:

- in writing (by mail or fax)

- by internet access to your account(s) at www.idexfunds.com

- by telephone request using our touch-tone automated system, IDEX InTouch(SM), or by a person-to-person verbal request

The proceeds of your redemption may be paid by check, or by direct deposit to your bank account subject to any restrictions that may be applicable. Purchases will be held at IDEX until your funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.

(QUESTION MARK ICON)

        HOW TO EXCHANGE SHARES

You can exchange $500 or more of one fund for shares in the same class of another fund. Any CDSC will be calculated from the date you bought your original shares. This means your new shares will be the same age as your old shares, so your sales charge will not increase because of the exchange. The minimum exchange to a new account is $500 unless an automatic investment plan is established on the new account.

Prior to making exchanges into a fund that you do not own, read this prospectus carefully. You can request share exchanges over the telephone unless you have declined the privilege on your application. You can also exchange shares of the same class automatically at regular intervals, from one fund to another.

SPECIAL SITUATIONS FOR EXCHANGING SHARES


- The Fund reserves the right to modify or terminate the exchange privilege at any time upon 60 days written notice.


MARKET TIMING/EXCESSIVE TRADING

THE FUND DOES NOT PERMIT MARKET TIMING OR EXCESSIVE TRADING AND HAS ADOPTED SPECIAL POLICIES TO DISCOURAGE THIS ACTIVITY. IF YOU WISH TO ENGAGE IN SUCH PRACTICES, WE REQUEST YOU DO NOT ATTEMPT TO PURCHASE SHARES OF ANY OF THE FUNDS.

Some investors try to profit from various short-term or frequent trading strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including the long-term investors who do not generate these costs.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Each fund may limit or terminate your exchange privileges or may not accept future investments from you if you engage in excessive trading. In determining excessive trading, we consider frequent purchases and redemptions having similar effects as exchanges to be excessive trading. Four or more exchanges in a quarter (3 months) will be considered excessive trading, although each fund reserves the right to impose restrictions even if there are less frequent transactions.

Specifically, each fund reserves the right to reject any request to purchase or exchange shares that it determines may be disruptive to efficient fund management and harmful to existing shareholders. Such a request could be rejected because of the timing of the investment or because a history of excessive trading by the shareholder or accounts under common control. (QUESTION MARK ICON)
        OTHER ACCOUNT INFORMATION

MINIMUM PURCHASES


- $500 for Class A and B shares; $1,000 for Class C, L and M shares; additional purchases are a minimum of $50.

If your check, draft or electronic transfer is returned unpaid by your bank, the Fund may charge a $15 fee.

PRICING OF SHARES

Each fund's price (NAV) is calculated on each day the New York Stock Exchange
(NYSE) is open for business.

The NAV of fund shares is not determined on days the NYSE is closed (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.

If the Fund receives your order by regular closing time of the NYSE (usually 4 p.m. New York time), you will pay or receive that day's NAV plus any applicable sales charges. If later, it will be priced based on the next day's NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed.

In determining NAV, each fund's portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith under the supervision of the Board of Trustees.

MINIMUM ACCOUNT BALANCE

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, the Fund reserves the right to close such accounts. However, the Fund will provide a 60-day notification to you prior to assessing a minimum account fee, or closing any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

- accounts opened within the preceding 24 months

- accounts with an active monthly Automatic Investment Plan ($50 minimum per account)

- accounts owned by individuals which, when combined by social security number, have a balance of $5,000 or more

-----------------------------------------------------
ACCOUNT BALANCE                    FEE ASSESSMENT
-----------------------------------------------------
If your balance is below       $10 fee assessed every
$500 due to redemptions        6 months, until
                               balance reaches $500
If your balance is below       Your account will be
$250, due to redemptions       charged a fee and be
                               liquidated; any
                               applicable CDSC will
                               be deducted, and a
                               check will be mailed
                               to the address of
                               record
-----------------------------------------------------

TELEPHONE TRANSACTIONS

The Fund and ATIS are not liable for complying with telephone instructions which are deemed by them to be genuine. The Fund and ATIS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where the Fund or ATIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. The Fund has the right to modify the telephone redemption privilege at any time.

Telephone redemption with payment by check is not allowed within 10 days of a change of registration/ address. Call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI for details. You may redeem up to $50,000 worth of shares by phone and get your money by direct deposit to a pre-authorized bank account. No fee is charged.

PROFESSIONAL FEES

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by IDEX. Your financial professional will answer any questions that you may have regarding such fees.

REDEMPTIONS TRANSACTIONS PAID BY BANK WIRE

In most cases, the Fund can send your redemption money via a federal funds bank wire. The Fund charges a $10 fee for this service, in addition to any fee your bank may charge. For more details, call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI.

REINVESTMENT PRIVILEGE

Within a 90 day period after you sell your shares, you have the right to "reinvest" your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. Send your written request to the Fund along with your check for your reinvestment privileges.

STATEMENTS AND REPORTS

The Fund will send you a confirmation statement after every transaction that affects your account balance or registration. Please review the confirmation statement carefully and promptly notify IDEX in writing of any error or you will be deemed to have ratified the transaction as reported to you. If you are enrolled in the Automatic Investment Plan and invest on a monthly basis, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

A Historical Statement may be ordered for transactions of prior years.

SHARE CERTIFICATES

The Fund does not issue share certificates. If you are redeeming or exchanging shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered mail, but do not endorse them.

PERSONAL SECURITIES TRADING

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy that has been adopted by the Board of Trustees of the Fund. Access Persons must use the guidelines established by this Policy for all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's sub-advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their particular business needs. Each sub-adviser must report to the Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Policy, including any violations thereof which may potentially affect the Fund. (QUESTION MARK ICON)
        DISTRIBUTIONS AND TAXES

Each of the funds intends to elect and qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a fund will not be subject to federal income tax on ordinary income and capital gains, if any, that it distributes to its shareholders.

TAXES ON DISTRIBUTIONS FROM THE FUNDS

The following summary does not apply to:

- qualified retirement accounts; or

- tax-exempt investors

Fund distributions are taxable to you as ordinary income to the extent they are attributable to a fund's net investment income, certain net realized foreign exchange gains, and net short-term capital gains. They are taxable to you as long-term capital gain (at the federal maximum rate of 20%) to the extent they are attributable to the fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been a shareholder of the fund and whether you elect to reinvest distributions or receive cash. Certain distributions paid by a fund in January may be taxable to shareholders as if they were received on the prior December 31. The tax status of dividends and distributions for each calendar year will be detailed in your annual tax statement or tax forms from the Fund.

TAXES ON THE SALE OF SHARES

Any sale or exchange or redemption of fund shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement or other tax- advantaged account). You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares based upon the difference between your cost (basis) in the shares and the amount you receive for them. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

If you receive an exempt-interest dividend on shares that are held by you for six months or less, any loss on the sale or exchange of the shares will be disallowed to the extent of such dividend amount.

WITHHOLDING TAXES

The Fund will be required to withhold 31% of any reportable income payments made to a shareholder (which may include dividends, capital gain distributions, and share redemption proceeds) if the shareholder has not provided an accurate taxpayer identification number to the Fund in the manner required by IRS regulations.

UNCASHED CHECKS ISSUED ON YOUR ACCOUNT

If any check we issue related to your account is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your open account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from CASH to REINVEST. Interest does not accrue on amounts represented by uncashed checks.

MINIMUM DIVIDEND CHECK AMOUNTS

To control costs associated with issuing and administering dividend checks, we reserve the right to not issue checks under a specified amount. For accounts with the CASH BY CHECK dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued, though the account option for future distributions will remain unchanged, subject to the preceding paragraph.

NON-RESIDENT ALIEN WITHHOLDING

If you are a non-U.S. investor, your financial professional should determine whether Fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends, capital gains and redemptions may be subject to non-resident alien withholding.

Additionally, a valid IRS W-8 form is required if you are not a U.S. citizen or resident alien. Documentary evidence may also be required if a U.S. address is indicated or if your permanent address is not the same as your mailing address. Please see the instructions on one of the new series of IRS W-8 forms.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from the Fund. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

            HOW TO BUY SHARES                      TO OPEN A NEW ACCOUNT (FIRST-TIME IDEX INVESTORS)
----------------------------------------------------------------------------------------------------------
 BY MAIL                                      Send your completed application and check payable to:
   (ICON)                                     AEGON/Transamerica Investor Services, Inc., P.O. Box 9015,
                                              Clearwater, Florida 33758-9015;
                                              For Overnight Delivery: 570 Carillon Parkway, St.
                                              Petersburg, Florida 33716
----------------------------------------------------------------------------------------------------------

 THROUGH AN AUTHORIZED DEALER                 The dealer is responsible for opening your account and
                                              providing IDEX with your Taxpayer ID Number. The minimum
   (ICON)                                     order from an authorized dealer is $1,000 for all funds.
----------------------------------------------------------------------------------------------------------

 BY AUTOMATIC INVESTMENT PLAN                 Send your completed application, along with a check for your initial investment (if any), payable to AEGON/Transamerica
   (ICON)                                     Investor Services, Inc., P.O. Box 9015, Clearwater, Florida
                                              33758-9015.
----------------------------------------------------------------------------------------------------------
                                              TO ADD TO YOUR EXISTING ACCOUNT
----------------------------------------------------------------------------------------------------------
 BY CHECK                                     Make your check payable to AEGON/Transamerica Investor
   (ICON)                                     Services, Inc. and mail it to: P.O. Box 9015, Clearwater, FL
                                              33758-9015; or, for overnight delivery: 570 Carillon
                                              Parkway, St. Petersburg, FL 33716. Third party checks, or
                                              checks endorsed to IDEX, will not be accepted. All checks
                                              must be made payable to AEGON/Transamerica Investor
                                              Services, Inc. IDEX will not accept money orders, traveler's checks, credit card convenience checks, or cash. Cashier's checks may be accepted, subject to approval by ATIS. NOTE:
                                              IDEX is also unable to process check conversion
                                              transactions.
----------------------------------------------------------------------------------------------------------

 BY AUTOMATIC INVESTMENT PLAN                 With an Automatic Investment Plan (AIP), a level dollar
                                              amount is invested monthly and payment is deducted
   (ICON)                                     electronically from your bank account. Call or write IDEX
                                              Customer Service to establish an AIP.
----------------------------------------------------------------------------------------------------------
 BY TELEPHONE                                 The electronic funds transfer privilege must be established
   (ICON)                                     in advance, when you open your account, or by adding this
                                              feature to your existing account. Select "Electronic Bank
                                              Link" on the Application or write to the Fund. Funds can
                                              then be transferred electronically from your bank to the
                                              Fund. Call IDEX Customer Service to invest by phone, either through our automated IDEX InTouch(SM) system
                                              (1-888-233-IDEX (4339)), or by speaking directly with your representative. Shares will be purchased via electronic
                                              funds when the money is received by IDEX, usually 2-4
                                              business days after the request.
----------------------------------------------------------------------------------------------------------
 THROUGH AUTHORIZED DEALERS                   If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to
   (ICON)                                     place your order. The dealer's bank may charge you for a
                                              wire transfer. (The Fund currently does not charge for this service.) The Fund must receive your payment within three
                                              business days after your order is accepted.
----------------------------------------------------------------------------------------------------------
 BY THE INTERNET                              You may request a transfer of funds from your bank account
   (ICON)                                     to the Fund. Visit our website at www.idexfunds.com. Payment will be transferred from your bank account electronically.
                                              Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the
                                              request.
----------------------------------------------------------------------------------------------------------

 BY PAYROLL DEDUCTION                         You may have money transferred regularly from your payroll to your IDEX account. Please instruct your employer's
   (ICON)                                     payroll department to do so. Call IDEX Customer Service
                                              (1-888-233-IDEX (4339)) to establish this deduction.
----------------------------------------------------------------------------------------------------------
 BY WIRE TRANSFER                             Request that your bank wire funds to the Fund. You must have an existing account to make a payment by wire transfer. Ask
   (ICON)                                     your bank to send your payment to:
                                                  Bank of America, NA, Tampa, FL, ABA# 063100277,
                                                  Credit: AEGON/Transamerica Investor Services Acct #:
                                              3601194554,
                                                  Ref: Shareholder name, IDEX fund and account numbers.
----------------------------------------------------------------------------------------------------------

          TO RECEIVE PAYMENT BY                              HOW TO REQUEST YOUR REDEMPTION
----------------------------------------------------------------------------------------------------------
 DIRECT DEPOSIT -- ACH                        Call IDEX Customer Service (1-888-233-IDEX (4339)) to verify
   (ONLY FOR ACCOUNTS THAT ARE NOT            that this feature is in place on your account. Maximum
   QUALIFIED RETIREMENT PLANS)                amount per day is the lesser of your balance or $50,000.
   (ICON)                                     Request an "ACH redemption" in writing, by phone (automated
                                              IDEX InTouch(SM) system (1-888-233-IDEX (4339)) or
                                              person-to-person), or by internet access to your account.
                                              Payment should usually be received by your bank account 3-5 banking days after your request. The Fund does not charge
                                              for this payment option. Certain IRAs and Qualified Plans
                                              may not be eligible for ACH redemptions.
----------------------------------------------------------------------------------------------------------
 DIRECT DEPOSIT                               Call IDEX Customer Service (1-888-233-IDEX (4339)) to be
   (ELECTRONIC FUNDS TRANSFER-FEDERAL         sure this feature is in place on your account. Maximum
   FUNDS BANK WIRE)                           amount per day is the lesser of your available balance or
                                              $50,000 (with a minimum of $1,000). Request an "Expedited
   (ICON)                                     Wire Redemption" in writing, or by phone (person-to-person request). Payment should be received by your bank account
                                              the next banking day after your request. The Fund charges
                                              $10 for this service. Your bank may charge a fee as well.
----------------------------------------------------------------------------------------------------------
 CHECK TO THE ADDRESS OF RECORD               WRITTEN REQUEST:
                                              Send a letter requesting a withdrawal to the Fund and
   (ICON)                                     include any share certificates you may have. Specify the
                                              fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: AEGON/Transamerica Investor
                                              Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.
                                              Attention: Redemptions. Be sure to include all account
                                              owners' signatures and any additional documents, as well as a signature guarantee(s) if required (see "How To Sell
                                              Shares").
                                              TELEPHONE OR INTERNET REQUEST:
                                              If your request is not required to be in writing (see "How
                                              To Sell Shares"), you may call IDEX Customer Service
                                              (1-888-233-IDEX (4339)) and make your request using the
                                              automated IDEX InTouch(SM) system (1-888-233-IDEX (4339)), by person-to-person, or by accessing your account on the
                                              internet. Maximum amount per day is the lesser of your
                                              available balance or $50,000.
                                              For your protection, if an address change was made in the
                                              last 10 days, IDEX requires a redemption request in writing, signed and signature guaranteed by all shareholders.
----------------------------------------------------------------------------------------------------------
 CHECK TO ANOTHER PARTY/ADDRESS               This request must be in writing, regardless of amount, with all account owners' signatures guaranteed. Mail to:
   (ICON)                                     AEGON/Transamerica Investor Services, Inc., P.O. Box 9015,
                                              Clearwater, FL 33758-9015. Attention: Redemptions.
----------------------------------------------------------------------------------------------------------
 PERIODIC AUTOMATIC PAYMENT                   You can establish a Systematic Withdrawal Plan (SWP) either
   (BY DIRECT DEPOSIT-ACH OR CHECK)           at the time you open your account or at a later date. Call
                                              IDEX Customer Service (1-888-233-IDEX (4339)) for
                                              assistance. You must have a minimum balance of $10,000 in
                                              your account.
----------------------------------------------------------------------------------------------------------
 BY EXCHANGE                                  You may request an exchange in writing, by phone (automated
                                              IDEX InTouch(SM) system (1-888-233-IDEX (4339)) or
   (ICON)                                     person-to-person), or by accessing your account through the internet.
----------------------------------------------------------------------------------------------------------

 THROUGH AN AUTHORIZED DEALER                 You may redeem your shares through an authorized dealer.
                                              (They may impose a service charge.) Contact your Registered
   (ICON)                                     Representative or call IDEX Customer Service (1-888-233-IDEX
                                              (4339)) for assistance.
----------------------------------------------------------------------------------------------------------
 NOTE: Purchases must be held at IDEX until the funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.
----------------------------------------------------------------------------------------------------------

NOTE: CLASS C AND CLASS M SHARES ARE CLOSED TO NEW INVESTORS.


CHOOSING A SHARE CLASS


The Fund offers five share classes, each with its own sales charge and expense structure. Not all classes are available for each IDEX fund. Also, the Class M shares have an initial sales charge of 1.00% and a contingent deferred sales charge (CDSC) of 1.00% if you redeem within 18 months of purchase. The sales charge and CDSC only apply to shares purchased after February 28, 1999.



Class L shares have no initial sales charge and a contingent deferred sales charge of 2.00% if you redeem within the first 12 months of purchase and 1.00% if you redeem in the second 12 months.


The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.


If you are investing a large amount and plan to hold your shares for a long period, Class A, Class L or Class M shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 6 years) or Class C shares (if you plan to invest for a period of less than 6 years).


The Fund may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

CLASS A SHARES -- FRONT LOAD


With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.)


If you are investing $1 million or more (either as a lump sum or through any of the methods described above), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC, unless they were purchased through a 401k plan.

Also, for 401k plans only, the Fund will treat Class A share purchases in an amount of less than $1 million that are sponsored by employers with 100 or more eligible employees as if such purchases were equal to an amount more than $1 million.

--------------------------------------------------------------------------------------------------------------
                                         CLASS C SHARES -                    CLASS M SHARES -
                                          (CLOSED TO NEW                      (CLOSED TO NEW   CLASS T SHARES
  CLASS A SHARES -     CLASS B SHARES -     INVESTORS)     CLASS L SHARES -     INVESTORS)     (CLOSED TO NEW
     FRONT LOAD           BACK LOAD         LEVEL LOAD        LEVEL LOAD        LEVEL LOAD       INVESTORS)
--------------------------------------------------------------------------------------------------------------
- Initial sales        - No up-front     - No up-front     - No up-front     - Initial sales   - Initial sales
  charge of 5.50%        sales charge      sales charge      sales charge      charge of         charge of
  (IDEX Clarion Real                                                           1.00%             8.50% or less
  Estate Securities),  - Deferred sales  - No deferred     - 12b-1
  4.75% (IDEX PIMCO      charge of         sales charge      distribution    - 12b-1           - No 12b-1
  Real Return)           5.00% or less                       and service       distribution      distribution
                         on shares you   - 12b-1             fees of 1.00%*    and service       and service
- Discounts of sales     sell within 6     distribution                        fees of 0.90%*    fees
  charge for larger      years (see        and service     - Deferred sales
  investments (see       deferred sales    fees of 1.00%*    charge of       - Deferred sales  - Sales charge
  Class A Share          charge table                        2.00% if you      charge of         percentage
  Quantity Discount      below)          - No conversion     sell within 12    1.00% if you      can be
  Table)                                   to Class A        months of         sell within 18    reduced in
                       - 12b-1             shares;           purchase, and     months of         the same four
- 12b-1 distribution     distribution      expenses do       1.00% if you      purchase          ways as Class
  and service fees of    and service       not decrease      sell within                         A Shares (see
  0.35%*                 fees of 1.00%*                      the 2nd 12      - Automatic         Class A Share
                                                             months of         conversion to     Quantity
- Lower annual         - Automatic                           purchase          Class A Shares    Discounts
  expenses than Class    conversion to                                         after 10          Table)
  B, C or M shares       Class A shares                                        years,
  due to lower 12b-1     after 8 years,                                        reducing
  distribution and       reducing                                              future annual
  service fees           future annual                                         expenses
                         expenses
--------------------------------------------------------------------------------------------------------------

         *See the asset allocation funds for additional information regarding
          12b-1 fees.

CLASS B SHARES -- BACK LOAD

Class B shares are sold in amounts up to $250,000. With Class B shares, you pay no initial sales charge when you invest, but you are charged a CDSC when you sell shares you have held for six years or less, as described in the table below.

Class B shares automatically convert to Class A shares after 8 years, lowering annual expenses from that time on.
               CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES

                                            AS A % OF
                                          DOLLAR AMOUNT
                                           (SUBJECT TO
         YEAR AFTER PURCHASING               CHANGE)
-------------------------------------------------------
    First                                       5%
    Second                                      4%
    Third                                       3%
    Fourth                                      2%
    Fifth                                       1%
    Sixth                                       1%
    Seventh and Later                           0%

CLASS C SHARES -- LEVEL LOAD

(Closed to new investors)

With Class C shares, you pay no initial sales charge or CDSC. There are 12b-1 distribution and service fees of up to 1.00% per year. (Except for the asset allocation funds.)

CLASS L SHARES -- LEVEL LOAD

With Class L shares, you pay no initial sales charge. You will pay a 2% CDSC if shares are redeemed during the first 12 months, and a 1.00% CDSC if redeemed during the second 12 months.

AFSG may enter into agreements with brokers and dealers whereby such shares may be subject to a CDSC for one year only, not the twenty-four month period otherwise applicable to Class L shares.

CLASS M SHARES -- LEVEL LOAD

(Closed to new investors)

Class M shares are sold in amounts up to $1 million. With Class M shares, you pay an initial sales charge of 1.00% based on offering price. (The offering price includes the sales charge.) There are 12b-1 distribution and service fees of 0.90% per year. If you redeem within 18 months from the date of purchase, you will incur a CDSC of 1.00%.

Class M shares purchased on or after November 1, 1999 automatically convert to Class A shares after 10 years, lowering annual expenses from that time on.

CONTINGENT DEFERRED SALES CHARGE

Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. To ensure that you pay the lowest CDSC possible, the Fund will always use the shares with the lowest CDSC to fill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

CLASS A SALES CHARGE REDUCTIONS

You can lower the sales charge percentage in four ways:

- Substantial investments receive lower sales charge rates. Please see the SAI for details on these reductions.


- The "right of accumulation" allows you to include your existing Class A Shares as part of your current investments for sales charge purposes.


- A "letter of intent" allows you to count all Class A share investments in an IDEX fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges.

- By investing as part of a qualified group.

                        CLASS A SHARE QUANTITY DISCOUNTS
                   (DOES NOT INCLUDE IDEX PIMCO REAL RETURN)

                               SALES CHARGE   SALES CHARGE
                                 AS % OF        AS % OF
                                 OFFERING        AMOUNT
     AMOUNT OF PURCHASE           PRICE         INVESTED
----------------------------------------------------------
Under $50,000                      5.50%          5.82%
$50,000 to under $100,000          4.75%          4.99%
$100,000 to under $250,000         3.50%          3.63%
$250,000 to under $500,000         2.75%          2.83%
$500,000 to under $1,000,000       2.00%          2.04%
$1,000,000 and over                0.00%          0.00%

                        CLASS A SHARE QUANTITY DISCOUNTS
                            (IDEX PIMCO REAL RETURN)


                               SALES CHARGE   SALES CHARGE
                                 AS % OF        AS % OF
                                 OFFERING        AMOUNT
     AMOUNT OF PURCHASE           PRICE         INVESTED
----------------------------------------------------------
Under $50,000                      4.75%          4.99%
$50,000 to under $100,000          4.00%          4.17%
$100,000 to under $250,000         3.50%          3.63%
$250,000 to under $500,000         2.25%          2.30%
$500,000 to under $1,000,000       1.25%          1.27%
$1,000,000 and over                0.00%          0.00%


WAIVERS OF SALES CHARGES

 WAIVER OF CLASS A SALES CHARGES

 Class A shares may be purchased without a sales charge by:

 - Current or former trustees, directors, officers, full-time employees or sales representatives of the Fund, ATFA, any of the sub-advisers or any of their affiliates

 - Directors, officers, full-time employees and sales representatives of dealers having a sales agreement with ATFA.

 - Any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons.

 - "Wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions or financial planners, who have entered into arrangements with the Fund or ATFA.

 Persons eligible to buy Class A shares at NAV may not impose a sales charge when they re-sell those shares.
 ---------------------------------------------------------

 WAIVER OF CLASS A, CLASS B, CLASS L AND CLASS M REDEMPTION CHARGES
 ---------------------------------------------------------

 You will not be assessed a sales charge for shares if you sell in the following situations

 - Following the death of the shareholder on redemptions from the deceased person's account only. If this deceased person's account is re-registered to another name, sales charges would continue to apply to this new account.

 - Following the total disability of the shareholder (as determined by the Social Security Administration -- applies only to shares held at the time the disability is determined).

 - On redemptions made under the Fund's systematic withdrawal plan (may not exceed 12% of the account value on the day the systematic withdrawal plan was established). NOTE: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

 - If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

PERFORMANCE INFORMATION

PERFORMANCE

IDEX may include quotations of a fund's total return or yield in advertisements, sales literature, reports to shareholders, or to prospective investors. Total return and yield quotations for a fund reflect only the performance of a hypothetical investment in the fund during the particular time period shown as calculated based on the historical performance of the fund during that period. Such quotations do not in any way indicate or project future performance.

YIELD

Yield quotations for a fund refer to the income generated by a hypothetical investment in the fund over a specified thirty-day period expressed as a percentage rate of return for that period. The yield is calculated by dividing the net investment income per share for the period by the price per share on the last day of that period.

TOTAL RETURN

Total return refers to the average annual percentage change in value of an investment in a fund held for a stated period of time as of a stated ending date. When a fund has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a fund's investment advisory fees and direct fund expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the fund when made.

SIMILAR SUB-ADVISER PERFORMANCE

A fund may disclose to shareholders or to prospective investors the total returns of an existing SEC-registered fund that is managed by the fund's sub-adviser and that has investment objectives, policies, and strategies substantially similar to those of such fund (a "Similar Sub-Adviser Fund"). A Similar Sub-Adviser Fund generally means there are no material differences in objective, policies or strategies.

ALTHOUGH THE SIMILAR SUB-ADVISER FUNDS HAVE SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES, POLICIES, AND STRATEGIES AS THE DESIGNATED FUND, YOU SHOULD NOT ASSUME THAT THE SIMILAR SUB-ADVISER FUND WILL HAVE THE SAME FUTURE PERFORMANCE AS THE FUNDS WHOSE TOTAL RETURNS ARE SHOWN DUE TO DIFFERENCES IN CASH FLOW, TIMING OF INVESTMENTS, AND OTHER REASONS. Each fund's future performance may be greater or lesser than the historical performance of the corresponding Similar Sub-Adviser Fund. Past performance is not indicative of future performance. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO ANY OF THE FUTURE RESULTS OF THE SIMILAR SUB-ADVISER FUNDS OR ANY OTHER FUND MANAGED BY ATFA OR ANY OF THE SUB-ADVISERS.

The table below sets forth certain funds of IDEX and, for each fund's respective Similar Sub-Adviser Fund, the Similar Sub-Adviser Fund's inception date, asset size, and the average total returns for one-, five-, and ten-year period (or life of the Similar Sub-Adviser Fund, if shorter) ended December 31, 2002.

The figures included show the actual investment performance of the Similar Sub-Adviser Fund. Those returns have been recalculated to show you a hypothetical return for the Similar Sub-Adviser Fund if the fund was subject to the IDEX expense structure for IDEX Class A shares. You should note that the performance of the Similar Sub-Adviser Funds does not reflect the historical performance of any IDEX funds.

INFORMATION AS OF 12/31/02:


                                                                                                       SIMILAR FUND:
                                                                                             ---------------------------------
                                                                                                                 TOTAL ASSETS
                                                                                                INCEPTION        (APPROXIMATE)
IDEX FUND                                            SIMILAR SUB-ADVISER FUND                      DATE           (12/31/02)
---------                                            ------------------------                ----------------    -------------
 IDEX PIMCO Real Return                  PIMCO Real Return(1)(2)                             1/29/97
                                                                                             Class D                    --


------------------------
 * The hypothetical returns are included to show you what your return would have been for the Similar Sub-Adviser Fund if the IDEX Class A fee structure with a 5.5% front-end sales load was applied to the Similar Sub-Adviser Fund. The IDEX hypothetical returns were calculated by taking the gross returns of the Similar Sub-Adviser Fund and deducting the fees and expenses of the IDEX Fund and the 5.5% front-end sales load. Actual and IDEX Hypothetical return figures include reinvestment of dividends and other earnings. Performance reflects fee waivers in effect. In their absence, performance would be reduced. Investment return and principal value will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost.
(1) The IDEX Funds are separate and distinct from the Similar Sub-Adviser Fund. They will have different holdings and their performance will vary. The above performance for each Similar Sub-Adviser Fund is not the performance of the IDEX Fund and should neither be considered indicative of the future performance of the IDEX Fund nor a substitute for the performance of the IDEX Fund.

(2) PIMCO Real Return has a 4.5% sales load on Class A shares. It also offers other classes with different fees and expenses.

DISTRIBUTION ARRANGEMENTS

(QUESTION MARK ICON)
       (DOLLAR SIGN ICON)
               UNDERWRITING
               AGREEMENT

The Fund has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds pay AFSG, or its agent, fees for its services. Of the distribution and service fees it receives for Class A and B shares, AFSG, or its agent, reallows or pays to brokers or dealers who sold them 0.25% of the average daily net assets of those shares. In the case of Class C, L or M shares, AFSG or its agent reallows its entire fee to those sellers.

(DOLLAR SIGN ICON)
        DISTRIBUTION PLANS

The Fund has adopted a 12b-1 Plan for each class of shares in each fund in the series. (See the asset allocation funds for special 12b-1 fees for those funds.)

DISTRIBUTION OF CLASS A SHARES. AFSG receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay AFSG a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares. However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

Financial Highlights Information is not included for these funds as they commenced operations on March 1, 2002.

DISTRIBUTION OF CLASS B SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS C SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%. Class C shares are closed to new shareholders.

DISTRIBUTION OF CLASS L SHARES. For these shares, the funds may pay AFSG an annual distribution of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS M SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 0.90%, which includes an annual service fee of 0.25%. Class M shares are closed to new shareholders.


THE EFFECT OF RULE 12b-1. Because the funds have 12b-1 Plans, even though Class B, C and L shares do not carry an up-front sales load, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A and M shares. For a complete description of the funds' 12b-1 Plans, see the SAI.

                                  BOND RATINGS
                                   APPENDIX A

BRIEF EXPLANATION OF RATING CATEGORIES

                                     BOND RATING                           EXPLANATION
                                     -----------                           -----------
STANDARD & POOR'S CORPORATION         AAA          Highest rating; extremely strong capacity to pay principal and interest.
                                      AA           High quality; very strong capacity to pay principal and
                                                   interest.
                                      A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                      BBB          Adequate capacity to pay principal and interest; normally
                                                   exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                                      BB,B, and    Predominantly speculative with respect to the issuer's
                                      CC,CC,C      capacity to meet required interest and principal payments.
                                                   BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                                   outweighed by large uncertainties or major risk exposure to adverse conditions.
                                      D            In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to" BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.       Aaa          Highest quality, smallest degree of investment risk.
                                      Aa           High quality; together with Aaa bonds, they compose the
                                                   high-grade bond group.
                                      A            Upper-medium grade obligations; many favorable investment
                                                   attributes.
                                      Baa          Medium-grade obligations; neither highly protected nor
                                                   poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                                      Ba           More uncertain, with speculative elements. Protection of
                                                   interest and principal payments not well safeguarded during good and bad times.
                                      B            Lack characteristics of desirable investment; potentially
                                                   low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                      Caa          Poor standing, may be in default; elements of danger with
                                                   respect to principal or interest payments.
                                      Ca           Speculative in a high degree; could be in default or have
                                                   other marked short-comings.
                                      C            Lowest-rated; extremely poor prospects of ever attaining
                                                   investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                            NOTICE OF PRIVACY POLICY

At IDEX Mutual Funds, protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use "nonpublic personal information" in order to provide our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

WHAT INFORMATION WE COLLECT AND FROM WHOM WE COLLECT IT

We may collect nonpublic personal information about you from the following sources:

- Information we receive from you on applications or other forms, such as your name, address and account number;

- Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

- Information we receive from non-affiliated third parties, including consumer reporting agencies.

"Nonpublic personal information" is nonpublic information about you that we obtain in connection with providing a financial product or service to you.

WHAT INFORMATION WE DISCLOSE AND TO WHOM WE DISCLOSE IT

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements.

OUR SECURITY PROCEDURES

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

                               IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                      St. Petersburg, Florida, 33716-1202

              INVESTMENT ADVISER:                                      CUSTODIAN:
     AEGON/Transamerica Fund Advisers, Inc.                  Investors Bank & Trust Company
              570 Carillon Parkway                          200 Clarendon Street, 16th Floor
       St. Petersburg, Florida 33716-1202                     Boston, Massachusetts 02116

                  DISTRIBUTOR:                         INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS:
          AFSG Securities Corporation                          PricewaterhouseCoopers LLP
             4333 Edgewood Road NE                          101 E. Kennedy Blvd., Suite 1500
            Cedar Rapids, Iowa 52499                           Tampa, Florida 33602-9919

                                 SUB-ADVISERS:

      CLARION CRA SECURITIES, LP
      259 N. Radnor-Chester Road, Suite 205
      Radnor, Pennsylvania 19087

      PACIFIC INVESTMENT MANAGEMENT COMPANY
      840 Newport Center Drive
      Newport Beach, California 92660

          SEND YOUR CORRESPONDENCE TO:                             CUSTOMER SERVICE:
   AEGON/Transamerica Investor Services, Inc.             (888) 233-IDEX (4339) toll free call
                 P.O. Box 9015                          Hours: 8 a.m. to 8 p.m. Monday - Friday
         Clearwater, Florida 33758-9015

                        IDEX WEBSITE: www.idexfunds.com

                        IDEX MUTUAL FUNDS

               IDEX CLARION REAL ESTATE SECURITIES
                     IDEX PIMCO REAL RETURN

               STATEMENT OF ADDITIONAL INFORMATION


                          MARCH 1, 2003


                        IDEX MUTUAL FUNDS
                      570 Carillon Parkway
                  St. Petersburg, Florida 33716
           Customer Service (888) 233-4339 (toll free)




The funds listed above are series of IDEX Mutual Funds ("IDEX"), an open-end management investment company that offers a selection of investment funds. IDEX is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The funds are non-diversified.

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the IDEX prospectus dated March 1, 2003, which may be obtained free of charge by writing or calling IDEX at the above address or telephone number. This Statement of Additional Information ("SAI") contains additional and more detailed information about the IDEX operations and activities than that set forth in the prospectus. The IDEX annual and semi-annual reports to shareholders are incorporated by reference into this SAI.

















                        TABLE OF CONTENTS
                                                             Page
  INVESTMENT OBJECTIVES                                       1

  Investment Restrictions, Policies and Practices             1

  Investment Restrictions of IDEX Clarion Real Estate         1
    Securities
  Investment Restrictions of IDEX PIMCO Real Return           2

  OTHER POLICIES AND PRACTICES OF THE FUNDS                  38

  Futures, Options and Other Derivative Instruments          38

  Futures Contracts                                          38

  Options on Futures Contracts                               40

  Options on Securities                                      41

  Options on Foreign Currencies                              44

  Forward Contracts                                          44

  Swaps and Swap-Related Products                            45

  Credit Default Swaps                                       46

  Index Options                                              47

  WEBS and Other Index-Related Securities                    48

  Euro Instruments                                           48

  Special Investment Considerations and Risks                48

  Additional Risks of Options on Foreign Currencies,         48
    Forward Contracts and Foreign Instruments
  Sovereign Debt Securities (IDEX PIMCO Real Return)         49

  Emerging Markets (IDEX PIMCO Real Return)                  49

  Other Investment Companies                                 51
  Investments in  the Real Estate Industry and Real
    Estate Trusts (IDEX Clarion Real Estate Securities)
  When-Issued, Delayed Settlement and Forward Delivery       51
    Securities
  RISK FACTORS                                               51

  Zero Coupon, Pay-In-Kind and Step Coupon Securities        51

  CMO Residuals and Stripped Mortgage-Back Securities        52
    (IDEX PIMCO Real Return)
  Income Producing Securities                                53

  Lending of Fund Securities                                 53

  Joint Trading Accounts                                     54

  Illiquid Securities                                        54

  Loan Participations (IDEX PIMCO Real Return)               54

  Equity Equivalents                                         56

  REITS (IDEX Clarion Real Estate Securities)
  Event-Linked Bonds (IDEX PIMCO Real Return)                56

  Repurchase and Reverse Repurchase Agreements               56

  Pass-Through Securities                                    57

  High-Yield/High-Risk Bonds                                 58

  Warrants and Rights                                        58

  U.S. Government Securities                                 58

  Temporary Defensive Position                               59

  INVESTMENT ADVISORY AND OTHER SERVICES                     61

  DISTRIBUTOR                                                72

  ADMINISTRATIVE SERVICES                                    73

  CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES             75

  FUND TRANSACTIONS AND BROKERAGE                            76

  TRUSTEES AND OFFICERS                                      80

  PURCHASE OF SHARES                                         84

  DEALER REALLOWANCES                                        85

  DISTRIBUTION PLANS                                         86

  DISTRIBUTION FEES                                          87

  NET ASSET VALUE DETERMINATION                              95

  DIVIDENDS AND OTHER DISTRIBUTIONS                          99

  SHAREHOLDER ACCOUNTS                                       99

  RETIREMENT PLANS                                           99

  REDEMPTION OF SHARES                                       99

  TAXES                                                      100

  PRINCIPAL SHAREHOLDERS                                     102

  MISCELLANEOUS                                              107

  Organization                                               107

  Shares of Beneficial Interest                              107

  Independent Certified Public Accountants                   108

  Registration Statement                                     108

  PERFORMANCE INFORMATION                                    108

  FINANCIAL STATEMENTS                                       119

  APPENDIX A-CERTAIN SECURITIES IN WHICH THE FUNDS MAY       A-1
    INVEST


                      INVESTMENT OBJECTIVES

The prospectus discusses the investment objective of each fund of IDEX Mutual Funds, the principal types of securities in which each fund will invest, and the policies and practices of each fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

There can be no assurance that a fund will, in fact, achieve its objective. A fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, each fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy.













INVESTMENT RESTRICTIONS OF  IDEX CLARION REAL ESTATE SECURITIES

IDEX Clarion Real Estate Securities may not, as a matter of fundamental policy:

1. With respect to 50% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. With respect to the remaining 50% of the value of its assets, IDEX Clarion Real Estate Securities may invest in the securities of as few as two issuers. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest less than 25% of its assets in securities of issuers primarily engaged in the real estate industry. The fund will not invest more than 25% of its assets in the securities of issuers primarily engaged in any other single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Invest directly in real estate or interests in real estate; however, the fund may own securities or other instruments backed by real estate, including mortgage-backed securities, or debt or equity securities issued by companies engaged in those businesses and the fund may hold and sell real estate acquired by the fund as a result of the ownership of securities.

5. Make loans, except that the fund (i) may lend portfolio securities with a value not exceeding one-third of the fund's total assets, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of debt obligations (including privately issued debt obligations), loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.


7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

(A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B) The fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short.

(C) The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits in connection with transactions in options, futures contracts, swaps and forward contracts and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

(D) The fund may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and
     (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of total assets.

(E) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

(F) The fund may not invest in companies for the purposes of exercising control or management.

(G) The fund may not purchase securities of other investment companies, other than a security acquired in connection with
a
     merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted by the 1940 Act and the rules and regulations thereunder.

(H) Under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

INVESTMENT RESTRICTIONS OF IDEX PIMCO REAL RETURN

IDEX PIMCO Real Return may not, as a matter of fundamental policy:

1. With respect to 50% of the fund's total assets, purchase the securities of any one issuer (other than government securities as
  defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. With respect to the remaining 50% of the value of its assets, IDEX PIMCO Real Return may invest in the securities of as few as two issuers.

2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. There shall be no
  limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.



3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities
  (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed)
less
  liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

(A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible
    for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act. A sub-adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.


(B)  The  fund may not sell securities short, except short  sales
     "against the box."

(C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance
     of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(D) The fund may enter into futures contracts and write and buy put and call options relating to futures contracts.

(E) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in
     or sponsor such programs.

(F) The fund may not invest for purposes of exercising control or management.


            OTHER POLICIES AND PRACTICES OF THE FUNDS

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

     The following investments are subject to limitations as set forth in each fund's investment restrictions and policies.

Futures Contracts. A fund may enter into futures contracts. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. IDEX PIMCO Real Return may enter into interest rate futures contracts. These contracts are for the purchase or sale of fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission merchant ("FTCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

When a fund buys or sells a futures contract, it must receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts may be made to attempt to hedge against potential changes in interest or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the fund's securities or the prices of securities which the fund is considering buying at a later date.


The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FTCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or liquid assets by the fund's custodian for the benefit of the FTCM. Initial margin payments are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with the FTCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FTCM that holds margin on behalf of a fund, that fund may be entitled to return of the margin owed to such fund only in proportion to the amount received by the FTCM's other customers. The fund's sub-adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FTCMs with which a fund does business and by segregating margin payments with the custodian.

Although a fund would segregate with the custodian cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, such fund's return could be diminished due to the opportunity losses of oregoing other potential investments.

The acquisition or sale of a futures contract may occur, for example, when a fund holds or is considering purchasing equity or debt securities and seeks to protect itself from fluctuations in prices or interest rates without buying or selling those securities. For example, if stock or debt prices were expected to decrease, a fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the fund by a corresponding increase in the value of the futures contract position held by that fund and thereby preventing the fund's net asset value from declining as much as it otherwise would have.

Similarly, if interest rates were expected to rise, a fund might sell bond index futures contracts, thereby hoping to offset a potential decline in the value of debt securities in the fund by a corresponding increase in the value of the futures contract position held by the fund. A fund also could seek to protect against potential price declines by selling fund securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a fund to maintain a defensive position without having to sell fund securities.

Likewise, when prices of equity securities are expected to increase, or interest rates are expected to fall, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a fund could take advantage of the potential rise in the value of equity or debt securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and such fund could buy equity or debt securities on the cash market. To the extent a fund enters into futures contracts for this purpose, the segregated assets maintained to cover such fund's obligations (with respect to futures contracts) will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that fund.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions.

First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets.

Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted.

Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the fund manager still may not result in a successful use of futures contracts.

Futures contracts entail risks. Although each of the funds that invests in such contracts believes that their use will benefit the fund, if the fund sub-adviser's investment judgment proves incorrect, the fund's overall performance could be worse than if the fund had not entered into futures contracts.



For example, if a fund has hedged against the effects of a possible decrease in prices of securities held in its fund and prices increase instead, that fund may lose part or all of the benefit of the increased value of the securities because of offsetting losses in the fund's futures positions. In addition, if a fund has insufficient cash, it may have to sell securities from its fund to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the fund.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a fund will not exactly match that fund's current or potential investments. A fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests. For example, by hedging investments in fund securities with a futures contract based on a broad index of securities may involve a risk that the futures position will not correlate precisely with such performance of the fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with a fund's investments. Futures prices are affected by factors such as: current and anticipated short-term interest rates; changes in volatility of the underlying instruments; and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices.

Imperfect correlations between a fund's investments and its futures positions may also result from: differing levels of demand in the futures markets and the securities markets; from structural differences in how futures and securities are traded; and from imposition of daily price fluctuation limits for futures contracts.

A fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities. This may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or may result in losses that are not offset by the gains in that fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.

In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such fund's access to other assets held to cover its futures positions also could be impaired.

Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities, or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract. This is accomplished by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

If applicable, each fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. The funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. In addition, the funds may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

IDEX Alger Aggressive Growth may not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of IDEX Alger Aggressive Growth's total assets (taken at current value); however, in the case of an option that is "in-the-money" at the time of the purchase, the "in-the-money" amount may be excluded in calculating the 5% limitation. An "in-the-money" call option is any whose strike price is lower than the current price of the underlying stock. (The strike price per share for which the underlying stock may be purchased (in the case of a call) by the option buyer upon exercise of the option contract.)





Options on Futures Contracts. A fund may buy and write put and call options on futures contracts. An option on a futures contract gives a fund the right (but not the obligation) to buy or sell the contract at a specified price on or before a specified date. Transactions in options on futures contracts may be made to attempt to hedge against potential changes in interest rates or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the fund's securities or the prices of securities which the fund is considering buying at a later date. Transactions in options on future contracts will not be made for speculation.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such fund's holdings.

The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that fund is considering buying.

If a call or put option a fund has written is exercised, such fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its fund securities and changes in the value of the futures positions, that fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of fund securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on fund securities. For example, a fund may buy a put option on a futures contract to hedge its fund securities against the risk of falling prices or rising interest rates.


The amount of risk a fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. A fund also may write call options that are not covered for cross-hedging purposes. A fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on a fund's writing and buying of options on securities.

A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

A put option written by a fund is "covered" if the fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price with its custodian; or (ii) continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the custodian).

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A call option written by a fund is "covered" if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash with its custodian) upon conversion or exchange of other securities held in its fund. A call option written by a fund is also deemed to be covered: (i) if that fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written; (ii) in the case of a call on a stock index, if the fund owns a fund of securities substantially replicating the movement of the index underlying the call option; or (iii) if at the time the call is written an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the custodian.

A fund may also write call options that are not covered for cross-hedging purposes. A fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the fund manager believes that writing the option would achieve the desired hedge.

If a put or call option written by a fund were exercised, the fund would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the fund at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the fund to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. A fund retains the premium received from writing a put or call option whether or not the option is exercised.

The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium.

This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the fund to write another put option to the extent that the exercise price thereof is secured by other deposited liquid assets. Effecting a closing transaction also will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other fund investments. If a fund desires to sell a particular security on which the fund has written a call option, such fund will effect a closing transaction prior to or concurrent with the sale of the security.

A fund will realize a profit from a closing transaction if the price of a purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a fund may not be able to effect closing transactions in particular options and that fund would have to exercise the options in order to realize any profit. If a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). In that case, the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A fund may, subject to its investment restrictions, write options in connection with buy-and-write transactions. In other words, the fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of- the-money") the current value of the underlying security at the time the option is written.

Buy-and-write transactions using "in-the-money" call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using "at-the-money" call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using "out-of-the-money" call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.

If the call options are exercised in such transactions, the fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a fund may elect to close the position or take delivery of the security at the exercise price and that fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A fund may buy put options to hedge against a decline in the value of its fund. By using put options in this way, a fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that fund.

In purchasing an option, a fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid. The fund would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option purchased by a fund were permitted to expire without being sold or exercised, the fund would lose the amount of the premium.

Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

In addition to options on securities, a fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, a fund is obligated, in return for the premium received, to make delivery of this amount. A fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A fund will not purchase these options unless a fund's sub-adviser is satisfied with the development, depth and liquidity of the market and believes the options can be closed out.

Price movements in a fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of its sub-adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, a fund's sub-adviser may be forced to liquidate fund securities to meet settlement obligations.

The amount of risk a fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that
changes in the value   of the underlying futures contract will
not be fully  reflected in the value of the options bought.


Options on Foreign Currencies. Subject to any investment restrictions, a fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a fund may buy put options on the foreign currency. If the value of the currency declines, such fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

A fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


A fund may write covered call options on foreign currencies. A call option written on a foreign currency by a fund is "covered" if that fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) the fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

A fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. A fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes a fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts").

A fund may enter into forward currency contracts with stated contract values of up to the value of that fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

They may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A fund also may hedge some or all of its investments denominated in foreign currency, or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar. This is accomplished by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its fund securities denominated in that currency ("position hedge"), or by participating in options or futures contracts with respect to the currency.

A fund also may enter into a forward currency contract with respect to a currency where such fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the fund's sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

These types of hedging seek to minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of, or rates of return on, a fund's foreign currency denominated fund securities.

The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a fund's currency exposure from one foreign currency to another removes that fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such fund if the fund's sub-adviser's position projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a fund than if it had not entered into such contracts.

A fund will cover outstanding forward currency contracts by maintaining liquid fund securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying fund securities, its custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a fund's commitments with respect to such contracts.

As an alternative to segregating assets, a fund may buy call options permitting the fund to buy the amount of foreign currency being hedged by a forward sale contract, or a fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, a fund's ability to utilize forward currency contracts may be restricted. In addition, a fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

Swaps and Swap-Related Products. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, a fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. A fund's sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

The funds do not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives, although neither of the funds presently intends to engage in such transactions in excess of 5% of its total assets, other than IDEX PIMCO Real Return, who will limit transactions to no more than 15% of its total assets. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as a fund's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The funds' sub-advisers may use these opportunities to the extent they are consistent with each fund's investment objective and as are permitted by a fund's investment limitations and applicable regulatory requirements.

Credit Default Swaps. A fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap.

A fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk-that the seller may fail to satisfy its payment obligations to the fund in the event of a default.

Index Options. In seeking to hedge all or a portion of its investments, a fund may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the funds. The funds with such option writing authority may write only covered options. A fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery on an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the CFTC, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a fund realizes a gain or loss from the purchase of writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a fund of options on securities indices is subject to the sub-adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the sub-adviser desires that a fund engage in such a transaction.




WEBS and Other Index-Related Securities. Subject to limitations under the 1940 Act, a fund may invest in shares of an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The funds also may invest in the CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. A fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the fund.

Euro Instruments. The funds may each make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency-denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. A fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed income instruments.

Special Investment Considerations and Risks. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.


Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a fund as: the possible loss of the entire premium paid for an option bought by a fund; the inability of the fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a fund will be able to use those instruments effectively for their intended purposes.

In connection with certain of its hedging transactions, a fund must segregate assets with the fund's custodian bank to ensure that such fund will be able to meet its obligations pursuant to these instruments. Segregated assets generally may not be disposed of for so long as a fund maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of a fund's assets could impede implementation of that fund's investment policies or its ability to meet redemption requests or other current obligations.

Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments. Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

SOVEREIGN DEBT SECURITIES
IDEX PIMCO REAL RETURN)

IDEX PIMCO Real Return may invest in securities issued or guaranteed by any country and denominated in any currency. The fund expects to generally invest in developed countries including Australia, Canada, Finland, France, Germany, the Netherlands, Japan, Italy, New Zealand, Norway, Spain, Sweden, the United Kingdom and the United States. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but include additional risks. These additional risks include those resulting from devaluation of currencies, future adverse political and economic developments and other foreign governmental laws.

The fund may also purchase securities issued by semi-governmental or supranational agencies such as the Asian Developmental Bank, the International Bank for Reconstruction and Development, the Export-Import Bank and the European Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. The fund will not invest more than 25% of its assets in the securities of supranational entities.

EMERGING MARKETS (IDEX PIMCO REAL RETURN)

Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

The fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

OTHER INVESTMENT COMPANIES

Subject to its investment restrictions, a fund may invest in securities issued by other investment companies as permitted. A fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund.

 INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE
INVESTMENT TRUSTS ("REITS") (IDEX Clarion Real Estate Securities)

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").

WHEN-ISSUED, DELAYED SETTLEMENT AND
FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis.

"When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.

A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.


"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions.

The fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S.
government securities may be sold in this manner.

                          RISK FACTORS

At the time of settlement, the market value of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, the fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO COUPON, PAY-IN-KIND AND
STEP COUPON SECURITIES

Subject to its investment restrictions, a fund may invest in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.IDEX PIMCO Real Return may also invest in "strips," which are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds.

Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), a fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years a fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

CMO RESIDUALS AND STRIPPED MORTGAGE-BACKED SECURITIES (IDEX PIMCO
TOTAL RETURN)

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities-Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

INCOME PRODUCING SECURITIES

IDEX PIMCO Real Return focuses its investments in income-producing securities.

IDEX PIMCO Real Return will purchase defaulted securities only when the sub-adviser believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the sub-adviser's belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

   Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

   Disposition of Fund Securities. The funds generally intend to purchase securities for which the sub-adviser expects an active market to be maintained, defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. The funds will limit holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the funds' ability to readily dispose of securities to meet redemptions.

   Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the funds.

Other types of income producing securities that the funds may purchase include, but are not limited to, the following:

   Variable and Floating Rate Obligations. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

   Standby Commitments. These instruments, which are similar to a put, give a fund the option to obligate a broker, dealer or bank to repurchase a security held by a fund at a specified price.

   Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

   Inverse Floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. The funds will not invest more than 5% of their respective assets in inverse floaters.

The funds will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

 Risk Factors

   These investments are subject to credit risk and market risk. Credit risk relates to the party's ability to make payment upon demand; market risk relates to the fact that the value of the security will be impacted by the rise and fall of interest rates.

LENDING OF FUND SECURITIES

Subject to any applicable investment restriction relating to lending, a fund may lend securities from its portfolio. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; b) a fund must receive any dividends or interest paid by the issuer on such securities; c) a fund must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and d) a fund must receive either interest from the investment of collateral or a fixed fee from the borrower. Securities loaned by a fund remain subject to fluctuations in market value. A fund may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a fund may experience delays in, or be prevented from, recovering the collateral. During a period that a fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. A fund may also incur expenses in enforcing its rights. If a fund has sold the loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase. A fund will not lend securities to any adviser or sub-adviser to the funds or their affiliates. By lending its securities, a fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. government securities are used as collateral.



ILLIQUID SECURITIES

Subject to its investment restrictions, a fund may invest its assets in illiquid securities (i.e., securities that are not readily marketable). The Board of Trustees has authorized the sub-advisers to make liquidity determinations with respect to its securities, including Rule 144A securities, commercial paper and municipal lease obligations in accordance with the guidelines established by the Board of Trustees. Under the guidelines, the sub-adviser will consider the following factors in determining whether a Rule 144A security or a municipal lease obligation is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A fund may be restricted in its ability to sell such securities at a time when the sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

LOAN PARTICIPATIONS (IDEX PIMCO REAL RETURN)

A fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a fund has direct recourse against the corporate borrower, the fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.



A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a fund were determined to be subject to the claims of the agent bank's general creditors, the fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a fund bears a substantial risk of losing the entire amount invested.

The fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a fund and the corporate borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.



Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund's limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a fund.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the fund. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the fund rely on PIMCO's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

EQUITY EQUIVALENTS

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the sub-adviser. Except for IDEX PIMCO Real Return, a fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, are an example of the type of derivative security in which the fund might invest.

REITS (IDEX Clairon Real Estate Securities)

Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; over-building; increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

REITs also may subject a fund to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others; possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for damages resulting from, environmental problems, casualty or condemnation losses, uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, white mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk.

EVENT-LINKED BONDS (IDEX PIMCO REALTAL RETURN)

The fund may invest up to 5% of its net assets in ``event-linked bonds,'' which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific ``trigger'' event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as ``catastrophe bonds.'' If a trigger event occurs, the portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to its investment restrictions, a fund may enter into repurchase and reverse repurchase agreements. Reverse repurchase agreements are also subject to the applicable restrictions regarding senior securities. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is the policy of each fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that fund and approved by the Board of Trustees. In addition, the funds currently intend to invest primarily in repurchase agreements collateralized by cash, U.S. government securities, or money market instruments whose value equals at least 100% of the repurchase price, marked-to-market daily.

In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will segregate with its custodian cash and appropriate liquid assets with the funds' custodian to cover its obligation under the agreement. The funds will enter into reverse repurchase agreements only with parties the investment sub-adviser for each fund deems creditworthy and that have been reviewed by the Board of Trustees.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a fund to greater fluctuations in the value of its assets.

PASS-THROUGH SECURITIES

Each of the funds may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the funds.

The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. government.

The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. government.

Each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as a fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, some of a fund's higher yielding mortgage-backed securities may be converted to cash. That fund will then be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Mortgage and asset-backed securities may have periodic income payments or may pay interest at maturity (as is the case with Treasury bills or zero-coupon bonds).

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

HIGH YIELD/HIGH-RISK BONDS

High-yield/high-risk bonds, below investment grade securities (commonly known as "junk bonds") involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.

Valuation risks. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such funds, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

Liquidity risks. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by a fund; (iii) the new asset value of a fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS

Subject to its investment restrictions, a fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan
Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, a portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

TURNOVER RATE

 As stated in the prospectus, each of the funds generally intends to purchase and sell securities as deemed appropriate by the fund's sub-adviser to further a fund's stated investment objective, and the rate of fund turnover is not expected to be a limiting factor when changes are deemed to be appropriate.

These percentages are calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of such securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). For example, a fund turnover rate of 100% would mean that all of a fund's securities (except those excluded from the calculation) were replaced once in a period of one year. A high rate of fund turnover generally involves correspondingly greater brokerage commission expenses.

Turnover rates may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of a fund's shares and by requirements, the satisfaction of which enable the fund to receive favorable tax treatment. Because the rate of fund turnover is not a limiting factor, particular holdings may be sold at any time if investment judgment or fund operations make a sale advisable. As a result, the annual fund turnover rate may fluctuate in future years.

Information is not shown for IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return, as they commenced operations on March
1, 2003.



INVESTMENT ADVISORY AND OTHER SERVICES

IDEX Mutual Funds has entered into a Management and Investment Advisory Agreement ("Advisory Agreement") on behalf of the funds with AEGON Transamerica Fund Advisers, Inc. ("ATFA"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. ATFA supervises each respective fund's investments and conducts its investment program.

The Advisory Agreement, dated as of March 1, 2003, provides that ATFA will perform the following services or cause them to be performed by others: (i) furnish to the fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate fund officers, and (iii) be responsible for the administration of each fund.

Investment Adviser Compensation

ATFA receives annual compensation from each fund in the form of a percentage of the fund's average daily net assets. The table below lists those percentages by fund.

       Fund                       Percentage of Average
                                  Daily Net Assets

     IDEX Clarion Real Estate     0.80% of the first $250
       Securities                 million
                                  0.775% up to $500 million
                                  0.70% up to $1 billion
                                  0.65% in excess of $1
                                  billion

      IDEX PIMCO Real Return      0.70% of the average
                                  daily net assets

The duties and responsibilities of the investment adviser are specified in the Advisory Agreement. The Advisory Agreement was approved by the Board of Trustees (including a majority of trustees who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party). The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the Fund, ATFA or by a vote of shareholders of each fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of each fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that ATFA shall not be liable to the funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by a fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of ATFA in the performance of its duties thereunder.

Each fund pays its allocable share of the fees and expenses of a fund's non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the funds or ATFA, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the fund's permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law.

The investment adviser will reimburse a fund, or waive fees, or both, whenever, in any fiscal year, the total cost to a fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds a certain percentage of the fund's average daily net assets. That percentage for IDEX Clarion Real Estate Securities is 1.40%; the percentage for IDEX PIMCO Real Return is 1.30%.

                          ADVISORY FEES

No fees were paid for the fiscal year ended October 31, 2002, as the funds commenced operations on March 1, 2003.





                        SUB-ADVISORY FEES

Clarion CRA Securities, L.P. ("Clarion"), 259 North Radnor-
Chester Road, Suite 205, Radnor, PA 19087, serves as sub-adviser to IDEX Clarion Real Estate Securities pursuant to an agreement with ATFA.

Pacific Investment Management Company LLC ("PIMCO"), 840 Newport
Center Drive, Suite 300, Newport Beach, CA 92660, serves as sub-adviser to IDEX PIMCO Real Return pursuant to a sub-advisory agreement with ATFA.

The sub-advisers also serve as sub-advisers to certain portfolios of AEGON/Transamerica Series Fund, Inc., a registered investment company. They may be referred to herein collectively as the "sub-advisers" and individually as a "sub-adviser."

     IDEX Clarion        Clarion   0.40% of the first
     Real Estate                   $250 million of
     Securities                    average daily net
                                   assets; 0.375% up to
                                   $500 million of
                                   average daily net
                                   assets; 0.35% up to
                                   $1 billion of
                                   average daily net
                                   assets; and 0.30% of
                                   average daily net
                                   assets in excess of
                                   $1 billion, less 50%
                                   of any amount
                                   reimbursed pursuant
                                   to the fund's
                                   expense limitation

     IDEX PIMCO Real     PIMCO     0.25% of the fund's
     Return                        average daily net
                                   assets, less 50% of
                                   any amount
                                   reimbursed pursuant
                                   to the fund's
                                   expense limitation


Expense Reimbursement

ATFA has entered into an expense limitation agreement with IDEX on behalf of the funds, pursuant to which ATFA has agreed to reimburse a fund for certain operating expenses so that the total annual operating expenses of each applicable fund do not exceed the total operating expenses specified for that fund (expense cap) in the fund's then-current SAI. IDEX, on behalf of the applicable fund, will at a later date reimburse ATFA for operation expenses previously paid on behalf of such fund during the previous 36 months, but only if, after such reimbursement, the fund's expense ratio does not exceed the expense cap. The agreement has an initial term from April 30, 2001, and continues automatically for one-year terms unless ATFA provides written notice to IDEX at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or may be terminated by IDEX, without payment of any penalty, upon ninety
(90) days' prior written notice to ATFA. For a copy of the agreement, please see the fund's registration statement, on file with the SEC, or visit the SEC's website at www.sec.gov.

SUB-ADVISORY FEES PAID

No sub-advisory fees were paid for the fiscal year ended October
31, 2002, as the funds commenced operations on March 1, 2003.

ATFA is a wholly-owned direct subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL"), which is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company, which is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts which may have investment objectives identical or similar to that of the funds. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, a sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.


                           DISTRIBUTOR

Effective March 1, 2001, IDEX entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of the shares of the funds. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above. A discussion of AFSG's responsibilities and charges as principal underwriter of fund shares is set forth in the prospectus.

UNDERWRITING COMMISSION)

Information for the period ended October 31, 2002 is not included for the funds, as they commenced operations on March 1, 2003.

                     ADMINISTRATIVE SERVICES
AFTA is responsible for the supervision all of the administrative functions, providing office space, and paying its allocable portion of the salaries, fees and expenses of all Fund officers and of those trustees who are affiliated with AFTA. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of a fund and the preparation and filing of a fund's initial registration statements under the 1933 Act and 1940 Act are also paid by the adviser. The fund has entered into an Administrative Services Agreement ("Administrative Agreement") with AEGON/Transamerica Fund Services, Inc. ("ATFS") on behalf of each fund. Under the Administrative Agreement, ATFS carries out and supervises all of the administrative functions of the funds and incurs expenses payable by IDEX related to such functions. Prior to July 1, 2002, AFSG provided administrative services to IDEX.

The administrative duties of ATFS with respect to each fund include: providing the fund with office space, telephones, office equipment and supplies; paying the compensation of the Fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the Fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the Fund (other than those maintained by the Fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the Fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of each fund; authorizing expenditures and approving bills for payment on behalf of each fund; and providing executive, clerical and secretarial help needed to carry out its duties.





ADMINISTRATIVE FEES

Information for the period ended October 31, 2002 is not included for the funds, as they commenced operations on March 1, 2003.

         CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, is custodian for the fund. The custodian is not responsible for any of the investment policies or decisions of a fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the funds.

AEGON/Transamerica Investor Services, Inc. ("ATIS"), P. O. Box 9015, Clearwater, Florida 33758-9015, is the transfer agent for each fund, withholding agent and dividend disbursing agent. IIS is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of ATFA. Each fund pays the transfer agent an annual per-account charge of $15.39 for each of its shareholder accounts in existence, $2.73 for each new account opened and $1.63 for each closed account.

IBT is a provider of data processing and recordkeeping services for the fund's transfer agent. Each fund may use another affiliate of IBT as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.") Since the funds commenced operations on March 1, 2003, there were no brokerage credits received.

TRANSFER AGENCY FEES

Information is not included for the funds for the period ended
October 31, 2002 since they commenced operations on March 1, 2003.

                 FUND TRANSACTIONS AND BROKERAGE
Decisions as to the assignment of fund business for each of the funds and negotiation of commission rates are made by a fund's sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all fund transactions. The Investment Advisory Agreement and Investment Counsel Agreement/Sub-Advisory Agreement for each fund specifically provide that in placing portfolio transactions for a fund, the fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.






In selecting brokers and dealers and in negotiating commissions, a fund's sub-adviser considers a number of factors, including but not limited to:

   The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

   The nature of the security being traded;

   The size and type of the transaction;

   The nature and character of the markets for the security to be purchased or sold;

   The desired timing of the trade;

   The activity existing and expected in the market for the particular security;

   The quality of the execution, clearance and settlement services;

   Financial stability;

   The existence of actual or apparent operational problems of any broker or dealer; and

   Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

   Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

   Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

   Access to research analysts, corporate management personnel, industry experts, economists and government officials; and


   Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the funds' sub-advisers provide research and other services described above.

A sub-adviser may use research products and services in servicing other accounts in addition to the funds. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

When a fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

A sub-adviser may also consider the sale or recommendation of a fund's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with brokers or dealers, a sub-adviser will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of ATFA, AFSG or the sub-adviser. A sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, the Fund's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.







                      TRUSTEES AND OFFICERS

The Trustees and executive officers of IDEX are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of IDEX by its officers. The Board also reviews the management of each fund's assets by the investment adviser and its respective sub-adviser. The Fund Complex currently consists of IDEX Mutual Funds ("IDEX"), AEGON/Transamerica Series Fund, Inc. ("ATSF"), Transamerica Income Shares, Inc. ("TIS"), Transamerica Occidental Life Insurance Company Separate Account Fund B ("Fund B"), and Transamerica Index Funds, Inc. ("TIF"), and consists of 96 funds/portfolios.

Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified; or (2) a Trustee resigns, or his or her term as a Trustee is terminated in accordance with the fund's by-laws. The executive officers are elected and appointed by the Trustees and hold office until they resign, are removed, or are otherwise disqualified to serve.

INTERESTED TRUSTEES

 Name, Age   Position(s)  Term        Principal   Number      Other
    and      held with    of       Occupation(s)  of funds    Directorships
  Address    the fund     Office    During Past   in complex    held by
                          and         5 Years     overseen by   trustee
                          Length                  trustee
                          of time
                          served

* John R.     Chairman,   From    Chairman, Director    95          N/A
 Kenney        Trustee    1986    and Co-CEO, Great
  570                      to     Companies, L.L.C.;
  Carillon              present   Manager, Transamerica
  Parkway                         Investment Management, LLC;
 St. Petersburg                   Director &
FL  33716                         Chairman, ATSF, TIS
(DOB 2/8/38)                      & Fund B; Chairman
                                  & Director, Western
                                  Reserve Life
                                  Assurance Co. of
                                  Ohio (1996-June,
                                  2002)
* Larry       Trustee   From    President and           96          N/A
 Norman                 2002    Chairman,
  4333                   to     Transamerica Life
  Edgewood             present  Insurance Company;
  Road NE                       Director, ATFA;
  Cedar                         Director, ATSF,
  Rapids,                       Fund B & TIF
  Iowa 52499
(DOB  1/8/53)

* May be deemed as an "interested person" of the fund as defined in the 1940 Act due to employment with an affiliate of ATFA.

 INDEPENDENT TRUSTEES
Name, Age   Position(s)  Term        Principal    Number        Other
    and      held with    of       Occupation(s)  of funds      Directorships
  Address    the fund     Office    During Past   in complex    held by
                          and         5 Years     overseen by   trustee
                          Length                  trustee
                          of time
                          served

Peter R.      Vice        1986     Chairman of the       96         N/A
 Brown       Chairman      to      Board, Peter Brown
11180 6th    Trustee     present   Construction
 Street                            Company; Vice
 East                              Chairman &
 Treasure                          Director, ATSF,
 Island, FL                        Fund B, TIS & TIF;
 33706                             Rear Admiral (Ret.)
 (DOB                              U.S. Navy Reserve,
   5/10/28)                        Civil Engineer Corps.

Daniel      Trustee   1996         Director, ATSF, TIS   95         N/A
 Calabria              to          & Fund B; Trustee
 7068 S.             present       (1993-present) &
 Shore                             President (1993-
 Drive So.                         1995), Florida Tax
 South                             Free Funds
 Pasadena,
 FL 33707
 (DOB 3/5/36)

Janice B.   Trustee   2002         Director, ATSF,       95         N/A
 Case                  to          Fund B & TIS;
205 Palm             present       Senior Vice
 Island NW                         President (1996-
Clearwater,                        2000), Vice
 FL 33767                          President (1990-
(DOB                               1996), Director of
 9/27/52)                          Customer Service &
                                   Marketing (1987-
                                   1990), Florida
                                   Power Corporation

Charles C.  Trustee   1994         Director, ATSF,       95         N/A
 Harris                to          Fund B & TIS
2 Seaside            present
 Lane #304
Belleair,
 FL 33756
(DOB 1/15/30)



Leo J. Hill  Trustee    2002       Director, ATSF,   95             N/A
2101 N. Main             to        TIS & Fund B;
 St.                   present     Owner and
Gainesville,                       President,
 FL 32609                          Prestige
(DOB                               Automotive
 3/27/56)                          Group (2001-
                                   present);
                                   Market
                                   President,
                                   NationsBank,
                                   Pinellas
                                   County, FL;
                                   President &
                                   CEO, Barnett
                                   Bank of the
                                   Treasure Coast,
                                   FL (1994-1998)

Russell A.     Trustee    2002     Director, ATSF;   95             N/A
Kimball, Jr.                to     General
1160 Gulf Blvd.                    present   Manager,
Clearwater Beach                   Sheraton Sand
FL  34630                          Key Resort
(DOB 8/17/44)

William W.     Trustee    1986     Director, ATSF,   95             N/A
 Short, Jr.                to      Fund B & TIS;
12420 73rd               present   President &
 Court                             majority
Largo, FL                          shareholder,
 33773                             Short's, Inc.;
(DOB                               Chairman,
 2/25/36)                          Southern
                                   Apparel
                                   Corporation,
                                   S.A.S.C.
                                   Apparel
                                   Corporation &
                                   S.A.C.
                                   Distributors

Jack E.      Trustee    1986       Former            38             N/A
 Zimmerman               to        Director,
6778                  present      Regional
 Rosezita                          Marketing of
 Lane                              Marietta
Dayton, OH                         Corporation &
 45459                             Director of
(DOB 2/3/28)                       Strategic
                                   Planning,
                                   Martin Marietta
                                   Baltimore
                                   Aerospace. Mr. Zimmerman is
                                   also the brother-in-law of
                                   John R. Kenney, IDEX Chairman.

OFFICERS**

 Name, Age     Position(s)   Term     Principal Occupation(s) or
 and             held         of      Employment During Past 5 Years
 Address        with        Office
                Fund         and
                            Length
                           of Time
                            Served

Brian C.     President    January     President & Chief Executive
 Scott       & Chief       2002-      Officer, ATSF (2002-
present);
(DOB         Executive    present     President of Endeavor
 1/19/44)    Officer                  Management Co. (June, 2001
                                      to
                                      December 2001); Manager,
                                      Transamerica Investment
                                      Management, LLC; President
                                      since June 2001, Director
                                      and
                                      Chief Executive Officer
                                      since
                                      December, 2001, ATFA;
                                      Director,
                                      AEGON/Transamerica Investor
                                      Services, Inc. (January,
                                      2002-
                                      present); Director,
                                      President &
                                      Chief Operating Officer,
                                      AEGON/Transamerica Fund
                                      Services, Inc. (January 2002-
                                      present); (June, 1992 to
                                      June,
                                      2001) Chief Marketing
                                      Officer,
                                      Financial Markets Division
                                      of
                                      AEGON; Executive Vice
                                      President, Financial Markets
                                      Group Division of AEGON

John K.        General    1999-       Director, General Counsel,
 Carter        Counsel    present     Senior Vice President &
(DOB 4/24/61) , Vice                  Secretary, ATFA; Vice
               President              President, Secretary &
                                      General
             & Secretary              Counsel, ATSF (1999-
                                      present);
                                      Vice President & Counsel,
                                     (June, (2000-present) Western
                                      Reserve Life Assurance Co.
                                      of
                                      Ohio; Vice President &
                                      Counsel
                                      (March 1997-May, 1999),
                                      Salomon
                                      Smith Barney; Assistant Vice
                                      President, Associate
                                      Corporate
                                      Counsel & Trust Officer
                                      (September 1993-1997),
                                      Franklin
                                      Templeton Mutual Funds









Christopher   Vice President,       2000-   Vice President &
G. Roetzer    Assistant Treasurer & present Principle Accounting
(DOB 1/11/63) Principal Accounting          Officer, ATSF;
               Officer                      Accounting
                                            Vice President,
                                            AEGON/Transamerica
                                            Fund
                                            Services, Inc.; Vice
                                            President; AFSG
                                            Securities Corporation
                                            ; Vice President,
                                            Fund Financial
                                            Reporting & Control,
                                            AEGON/Transamerica
                                            Investor Services,
                                            Inc.; Assistant Vice
                                            President,
                                            InterSecurities, Inc.

Thomas R.   Executive Vice         1999-    Executive
Moriarty    President, Treasurer   present  Vice
(DOB 5/3/51)   and Principal                President,
            Financial Officer               AEGON/Transamerica
                                            Fund Services,
                                            Inc.; Executive
                                            Vice President,
                                            ATFA; Chairman,
                                            President,
                                            InterSecurities, Inc.;
                                            Senior Vice President,
                                            Western Reserve Life
                                            Assurance Co. of Ohio;
                                            Vice
                                            President, AFSG
                                            Securities
                                            Corporation

William T. Davis  Vice President,  2001-    Vice President,
Western
(DOB 10/24/51)     Investment     Present   Reserve Life Assurance
                                            Co.
                                            of Ohio; Vice
                                            President
                                            Investment Manager
                                            Oversight
                                            and Relations, ATSF;
                                            Vice
                                            President, ATFA.

** The business address of each officer is 570 Carillon Parkway, St. Petersburg, Florida 33716.

Committees of the Board

The Trustees are responsible for major decisions relating to each fund's objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Valuation Committee, Compensation Committee and Executive Committee.






 COMMITTEE        FUNCTIONS             MEMBERS          NUMBER OF
                                                       MEETINGS
                                                         HELD
                                                       DURING LAST
                                                        FISCAL
                                                         YEAR

AUDIT        Review the financial     Peter Brown,           2
             reporting process, the  Chairman; Janice
             system of internal      Case; Charles Harris;
             control, the audit      & William Short, Jr.
             process, and the IDEX
             process for monitoring
             compliance with
             investment
             restrictions and
             applicable laws and
             the IDEX Code of
             Ethics.

NOMINATING    Nominates and            Peter Brown,            1
             evaluates independent    Chairman; Daniel
             Trustee candidates       Calabria; Charles
                                      Harris; & William
                                      Short, Jr.

COMPENSATION  Reviews compensation     Peter Brown; Daniel     1
             arrangements for each    Calabria; Russell
             Trustee                  Kimball; Janice Case;
                                      Charles Harris; Leo
                                      Hill; William Short,
                                      Jr.; & Jack Zimmerman

VALUATION       Determines the value     John R. Kenney and     12
             of any of the fund's     certain officers of
             securities and assets    IDEX and ATFA, who
             for which market         serve at the pleasure
             quotations are not       of the Board of
             readily available or     Trustees
             for which valuation
             cannot otherwise be
             provided

EXECUTIVE     Perform all functions    John R. Kenney; Larry
                                                                None
             as those performed by     Norman; & Peter Brown
             the Board of Trustees,
             except as set forth in
             the IDEX Declaration
             of Trust










Trustee Ownership of Equity Securities

The table below gives the dollar range of shares of IDEX, as well as the aggregate dollar range of shares of all funds advised and sponsored by ATFA (collectively, the "Fund Complex"), owned by each Trustee as of December 31, 2002:

Name of Trustee                  Dollar       Aggregate Dollar
                                              Range
                                 Range        of Equity Securities in
                                  of          All Registered
                                Equity        Investment
                                              Companies
                             Securities       Overseen by Trustees
                                              in
                                 In the       Family of
                                              Investment
                                  Funds       Companies

Peter R. Brown                      N/A         $________________
Daniel Calabria                     N/A         $________________
Janice B. Case                      N/A         $________________
Charles C. Harris                   N/A         $________________
Leo J. Hill                         N/A         $________________
John R. Kenney*                     N/A         $________________
Russell A. Kimball, Jr.             N/A         $________________
Larry N. Norman*                    N/A         $________________
William W. Short, Jr.               N/A         $________________
Jack E. Zimmerman                   N/A         $________________

* Interested Trustees as defined in the 1940 Act due to employment with an ATFA affiliate.

Conflicts of Interest

The following table sets forth information about securities owned beneficially or of record by each Independent Trustee or members of his or her immediate family, representing interests in the Investment Adviser, Sub-Advisers or Distributor of the fund, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee.

Name of Trustee       Name of Owners    Company  Title   Value of     Percent
                      And Relationships           of     Securities*  of Class
                      To Trustee                 Class

Peter R. Brown              Marina D.             ___   $_______        ___
                        Brown, Spouse   ___


Charles C. Harris              N/A         ___   ___   $_______         ___



Russell A. Kimball,         Martha A.      ___   ___   $_______         ___
Jr.                        Kimball,
                           Spouse


William W. Short, Jr.       Joyce J.       ___   ___   $_______         ___
                        Short, Spouse


Daniel Calabria                N/A         ___   ___   $_______         ___



Janice B. Case                 N/A         ___   ___   $_______         ___



Leo J. Hill                    N/A         ___   ___   $_______         ___



Jack E. Zimmerman          Patricia A.     ___   ___   $_______         ___
                         Zimmerman,
                           Spouse


* As of December 31, 2002


Disinterested Trustees receive for each regular Board meeting:
(a) a total annual retainer fee of $20,000 from the funds, of which the funds pay a pro rata share allocable to each fund based on the relative assets of the fund; plus (b) $4,000 and incidental expenses per meeting attended. Each Audit Committee member receives a total of $3,000 per Audit Committee meeting attended in addition to the regular meetings attended. In the case of a Special Board Meeting, each of the Disinterested Trustees receives a fee of $2,500 plus incidental expenses per special meeting attended, in addition to the regular meetings attended. Any fees and expenses paid to Trustees who are affiliates of AFTA or AFSG are paid by AFTA and/or AFSG and not by the funds.

Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the fund. Under the Plan, compensation may be deferred that would otherwise be payable by the fund and/or AEGON/Transamerica Series Fund, Inc., to a Disinterested Trustee or Director on a current basis for services rendered as Trustee or Director. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any impact on the funds.








The following table provides compensation amounts paid to Disinterested Trustees of the fund for the fiscal year ended
October 31, 2002.

                       COMPENSATION TABLE

Name of Person,          Aggregate     Pension Or       Total
   Position            Compensation    Retirement       Compensation
                        From IDEX                       Paid to
                         Mutual        Benefits         Trustees
                          Funds(1)     Accrued As       from Fund
                                       Part of          Complex(2)
                                       Fund Expenses

           For Year Ended 10/31/02       10/31/02      10/31/02

 Peter R. Brown,       $   ________    $  _______   $       ____   ____
   Trustee                                 _              ___
                                                          _

 Daniel Calabria,      $   ________    $  _______   $       ____   ____
   Trustee                                 _              ___
                                                          _

 James L.              $   ________    $  _______   $       ____   ____
   Churchill,                              _              ___
   Trustee(3)                                              _

 Charles C. Harris,    $   ________    $  _______   $       ____   ____
   Trustee                                 _              ___
                                                          _

 Julian A. Lerner,     $   ________    $  _______   $       ____   ____
   Trustee(4)                              _              ___
                                                          _

 William W. Short,     $   ________    $  _______   $       ____   ____
   Jr., Trustee                            _              ___
                                                          _

 Jack E. Zimmerman,    $   ________    $  _______   $       ____   ____
   Trustee                                 _              ___
                                                          _

 Janice B. Case,       $   ________    $  _______   $       ____   ____
   Trustee(5)                              _              ___
                                                          _

 Russell A.            $   ________    $  _______   $       ____   ____
   Kimball, Jr.,                           _              ___
   Trustee(5)                                              _

 Leo J. Hill(6)        $   ________    $  _______   $       ____   ____
                                          _              ___
                                                          _
Total                  $   ________    $  _______   $       ____   ____
                                          _              ___

(1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 2002 were as follows: Peter R. Brown, $_______; Daniel Calabria, $;____ James L. Churchill, $____; William W. Short, Jr., $_____; Charles Harris, $_____, Russell A. Kimball, Jr., $_____ and Jack E. Zimmerman, $_____.
(2) The Fund Complex currently consists of IDEX Mutual Funds, AEGON/Transamerica Series Fund, Inc., Transamerica Income Shares, Inc., Transamerica Occidental Life Insurance Company Separate Account Fund B and Transamerica Index Funds, Inc.
(3) Mr. Churchill resigned from the Board effective March 27, 2001 and is now serving as Trustee Emeritus.
(4) Effective January 1, 2002, Mr. Lerner ended his term as
Trustee Emeritus.
(5) Effective March 1, 2002, Ms. Case and Mr. Kimball were elected as Trustees of IDEX.
(6) Effective March 18, 2002, Mr. Hill was elected as a Trustee of IDEX.

The Board of Trustees has adopted a policy whereby any Disinterested Trustee of the fund in office on September 1, 1990 who has served at least three years as a trustee may, subject to certain limitations, elect upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any matter of the fund. While serving as such, a trustee emeritus is entitled to receive from the fund an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the fund, plus reimbursement of expenses incurred for attendance at Board meetings.

During the fiscal year ended October 31, 2002, the fund paid $________ in trustees fees and expenses and $_______ in trustee emeritus fees or expenses. As of ________, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the funds.

                       PURCHASE OF SHARES

As stated in the prospectus, each fund currently offers investors a choice of five classes of shares: Class A, Class B, Class C, Class M, or Class L. Class C and Class M shares are not available for new investors.
Only shareholders who owned Class C and Class M shares as of November 11,
2002 will be able to purchase additional Class C or Class M shares.
Class A, Class B, or Class L shares of a fund can be purchased through AFSG or through broker-dealers or other financial institutions that have sales agreements with AFSG. Shares of each fund are sold at the net asset value per share as determined at the close of the regular session of business on the New York Stock Exchange next occurring after a purchase order is received and accepted by the fund. (The applicable sales charge is added in the case of Class A and Class M shares.) The prospectus containsdetailed information about the purchase of fund shares.


                       DEALER REALLOWANCES

IDEX sells shares of its funds both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. AFSG keeps the sales charge, then "reallows" a portion to the dealers through which shares were purchased. This is how dealers are compensated.

From time to time, AFSG will create special promotions in which dealers earn larger reallowances in return for selling significant amounts of shares or for certain training services. Sometimes, these dealers may earn virtually the entire sales charge; at those times, they may be deemed underwriters as described in the 1933 Act.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by AFSG, including lodging and travel expenses, in accordance with the rules of the NASD.

Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.

AFSG may also pay dealers or financial institutions from its own funds or administrative services for larger accounts.

                Class A Share Dealer Reallowances
               IDEX Clarion Real Estate Securities

     Amount of Purchase                          Reallowance
                                                 to Dealers as
                                                  a % of
                                                 Offering Price
    Under $50 Thousand                                 4.75%
    $50 Thousand to under $100 Thousand                4.00%
    $100 Thousand to under $250 Thousand               2.75%
    $250 Thousand to under $500 Thousand               2.25%
    $500 Thousand to under $1 Million                  1.75%
    For purchases of $1 Million and above:
    $1 Million to under $5 Million                     1.00%
    $5 Million to under $50 Million             Plus   0.50%
    $50 Million and above                       Plus   0.25%


                Class A Share Dealer Reallowances
                     IDEX PIMCO Real Return

   Amount of Purchase                          Reallowance
                                               to Dealers
                                               as a % of
                                               Offering Price
 Under $50 Thousand                              4.00%

 $50 Thousand to under $100 Thousand             3.25%

 $100 Thousand to under $250 Thousand            2.75%

 $250 Thousand to under $500 Thousand            1.75%

 $500 Thousand to under $1 Million               1.00%

 For purchases of $1 Million and above:

 $1 Million to under $5 Million                  0.50%

 $5 Million and above                       Plus 0.25%


                Class B Share Dealer Reallowances



     Amount of                                Reallowance to
     Purchase                                 Dealers as a %
                                                 of
                                           Offering Price

  All purchase                                    5.00%*
    s

                Class L Share Dealer Reallowances



    Amount of                                  Reallowance to
      Purchase                                  Dealers as a
                                                 % of
                                            Offering Price

  All purchase                                    1.50%**
    s


* From time to time, AFSG may reallow to a dealer an amount less than 5% on sales of Class B shares. In such circumstances, AFSG will benefit directly to the extent the reallowance percentage is reduced below 5% on any purchase of Class B shares.

** From time to time, AFSG may enter into agreements with brokers and dealers whereby the dealer allowance may be less than 1.50%. Such agreements would also provide that such shares could be subject to a contingent deferred sales charge for one year only, not the twenty-four month period otherwise applicable to Class L shares.

                       DISTRIBUTION PLANS

As stated in the prospectus under "Investment Advisory and Other Services," each fund has adopted a separate Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a "Plan" and collectively, the "Plans"), applicable to Class A, Class B, Class C,
Class M, and Class L shares of the fund. This Plan is structured as a
Compensation Plan.

In determining whether to approve the Distribution Plan and the Distribution Agreements, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plans and Distribution Agreements. The Trustees were informed by representatives of AFSG that reimbursements of distribution-related expenses by the Fund under the Distribution Plans would provide incentives to AFSG to establish and maintain an enhanced distribution system whereby new investors will be attracted to the funds. The Trustees believe that improvements in distribution services should result in increased sales of shares in the funds. In turn, increased sales are expected to lead to an increase in a fund's net asset levels, which would enable the funds to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the funds, for net inflows of cash from new sales may enable a fund's investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.

Under the Plans for Class A shares (the "Class A Plans"), a fund may pay AFSG an annual distribution fee of up to 0.35% and an annual service fee of up to 0.25% of the average daily net assets of a fund's Class A shares; however, to the extent that a fund pays service fees, the amount which a fund may pay as a distribution fee is reduced accordingly so that the total fees payable under the Class A Plan may not exceed on an annualized basis 0.35% of the average daily net assets of a fund's Class A shares.

Under the Plans for Class B shares (the "Class B Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class B shares.

Under the Plans for Class C shares (the "Class C Plans"), a fund may
Pay AFSGan annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's
Class C
shares.

Under the Plans for Class M shares (the "Class M Plans"), a fund may
Pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class M shares; However, the total fee payable pursuant to the Class M Plan may not, on an annualized basis, exceed 0.90% of the average daily net assets of the fund's Class M shares.

Under the Plans for Class L shares (the "Class L Plans"), a fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class L shares.

AFSG may use the fees payable under the Class A, Class B, Class C, Class M, and Class L Plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B or Class L, shares, respectively, or in personal service to and/or maintenance of these shareholder accounts. For each class, these activities and expenses may include, but are not limited to:

   Compensation to employees of AFSG;

   Compensation to and expenses of AFSG and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;

   The costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and

   The cost of preparing, printing and distributing sales literature and advertising materials.

Under the Plans, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by AFSG of the amounts expended by AFSG in distributing and servicing Class A, Class B, Class C, Class M, or Class L shares of the funds and the purpose for which such expenditures were made.
 For so long as the Plans are in effect, selection and nomination of the
Trustees who are not interested persons of the fund shall be committed to the discretion of the Trustees who are not interested persons of the fund.

A Plan may be terminated as to a class of shares of a fund at any time by vote of a majority of the Disinterested Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. A Plan may be amended by vote of the Trustees, including a majority of the Disinterested Trustees of the fund and have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of a Plan that would materially increase the costs to a particular class of shares of a fund requires approval by the shareholders of that class. A Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the fund's Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

                        DISTRIBUTION FEES

No distribution related expenses were incurred by AFSG for the fiscal year ended October 31, 2002 for the funds, as they commenced operations on March 1, 2003.

                  NET ASSET VALUE DETERMINATION

Net asset value is determined separately for each class of shares of a fund on each day as of the close of the regular session of business on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time, Monday through Friday, except on: (i) days on which changes in the value of portfolio securities will not materially affect the net asset value of a particular class of shares of the funds; (ii) days during which no shares of a fund are tendered for redemption and no orders to purchase shares of that fund are received; or (iii) customary national holidays on which the Exchange is closed. The per share net asset value of each class of shares of a fund is determined by adding the fund's total assets, subtracting liabilities and dividing by the number of shares outstanding. The public offering price of a Class A, Class B, Class C, Class M, or Class L share of a fund is the net asset value per share, plus the applicable sales charge in the case of Class A or Class M shares. Investment securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign), or on the NASDAQ National Market. Investment securities traded on the over-the-counter market and listed securities for which no sales are reported for the trading period immediately preceding the time of determination are valued at the last bid price. Foreign currency denominated assets and liabilities are converted into U.S. dollars at the closing exchange rate each day. Other securities for which quotations are not readily available are valued at fair values determined in such manner as a fund's sub-adviser, under the supervision of the Board of Trustees, decides in good faith.

OFFERING PRICE PER SHARE CALCULATED AS FOLLOWS

Information is not included for the funds, as they commenced operations on March 1, 2003.


                DIVIDENDS AND OTHER DISTRIBUTIONS

An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B, and Class L (also Class C, Class M shares)
 shares of a
fund are anticipated to be lower than the per share income dividends on
Class A shares of that fund as a result of higher distribution and service fees applicable to the Class B, Class C, Class M, and Class L shares.

                      SHAREHOLDER ACCOUNTS

Detailed information about general procedures for Shareholder
Accounts and specific types of accounts is set forth in the prospectus.

                        RETIREMENT PLANS
IDEX offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plans for both corporations and self-employed individuals, and for Individual Retirement Accounts, Code Section 401(k) Plans and Simplified Employee Pension Plans are available by calling or writing IDEX Customer Service. These plans require the completion of separate applications which are also available from IDEX Customer Service. State Street Bank & Trust, Kansas City, Missouri ("State Street"), acts as the custodian or trustee under these plans for which it charges an annual fee of up to $15.00 on each such account with a maximum of $30.00 per tax identification number. However, if your retirement plan is under custody of State Street and your combined retirement account balances per taxpayer identification number are more than $50,000, there is generally no fee. Shares of a fund are also available for investment by Code Section 403(b)(7) retirement plans for employees of charities, schools, and other qualifying employers. To receive additional information or forms on these plans, please call IDEX Customer Service at 1-888-233-4339 (toll free) or write to AEGON/Transamerica Investor Services, Inc. at P.O. Box 9015, Clearwater, Florida 33758-9015. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax advisor with respect to the requirements of such plans and the tax aspects thereof.
                      REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at any price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the fund's net assets at the time of redemption. Class B share, Class M share, Class L share and certain Class A share purchases are also subject to a contingent deferred sales charge upon certain redemptions. The prospectus describes the requirements and procedures for the redemption of shares.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. The fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to the Fund.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.

The Contingent Deferred Sales Charge (CDSC) is waived on redemptions of Class B, Class M, and Class L shares (and Class A and
Class C shares when applicable) in the circumstances described below:

(a) Redemption upon Total Disability or Death

A fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the Federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

(b) Redemption Pursuant to a Fund's Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan ("SWP") with respect to the shareholder's investment in a fund. Under the SWP, a dollar amount of a participating shareholder's investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds paid in accordance with the shareholder's instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.

The amount of a shareholder's investment in a fund at the time election to participate in the SWP is made with respect to the fund is hereinafter referred to as the "Initial Account Balance." The amount to be systematically withdrawn from a fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's Initial Account Balance. The funds reserve the right to change the terms and conditions of the SWP and the ability to offer the SWP.

Please Note: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

(c) Reinvestment Privilege

The CDSC is also waived on redemption of shares as it relates to the reinvestment of redemption proceeds in the same class of shares of another fund within 90 days after redemption.

(d) Certain Retirement Plan Withdrawals

For accounts opened prior to April 1, 2000, on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not include transfer of asset redemptions, broker directed accounts or omnibus accounts.)

                              TAXES

Each fund has qualified, and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each fund should have little or no income taxable to it under the Code. Shareholders of a regulated investment company generally are required to include these distributions as ordinary income, to the extent the distributions are attributable as the RICs investment income, net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). If a fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund's available earnings and profits.





A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Dividends and interest received by a fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. tax conventions preclude the imposition of such taxes.

Each fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on a fund, the balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to the fund to the extent that the income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

In addition, another election may be available that would involve marking to market a fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could incur nondeductible interest charges. A fund's intention to qualify annually as a regulated investment company may limit a fund's ability to make an election with respect to PFIC stock.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a fund. In order to comply with the diversification and other requirements applicable to RICs, a fund may not be able to buy or sell certain securities at certain times, so the investments utilized (and the time at which such investments are purchased and sold) may be different from what the fund might otherwise believe to be desirable. Income from foreign currencies (except certain gains therefrom that could be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a fund with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.

The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a fund's management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

                     PRINCIPAL SHAREHOLDERS

To the knowledge of the Fund, as of ________, no shareholders owned beneficially or 5% or more of the outstanding shares of beneficial interest of IDEX Clarion Real Estate Securities and
IDEX PIMCO Real Return.


                          MISCELLANEOUS

ORGANIZATION

Each fund is a series of IDEX Mutual Funds, a Massachusetts business trust that was formed by a Declaration of Trust dated January 7, 1986. The Trust currently is governed by a Restatement of Declaration of Trust ("Declaration of Trust") dated as of August 30, 1991.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits IDEX to issue an unlimited number of shares of beneficial interest. Shares of IDEX are fully paid and nonassessable when issued. Shares of IDEX have no preemptive, cumulative voting, conversion or subscription rights. Shares of IDEX are fully transferable but IDEX is not bound to recognize any transfer until it is recorded on the books.



The shares of beneficial interest of each fund are divided into five classes, Class A, Class B, Class C, Class M and Class L, shares.
  Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; Class A shares are subject to an initial sales charge and are subject to a CDSC on purchases of $1 million or more if redeemed 24 months after purchase; Class B shares are subject to a CDSC, or back- end load, at a declining rate; Class C shares are not subject to an initial sales charge or CDSC; Class M shares are subject to an initial sales charge and are subject to a CDSC if redeemed 18 months after purchase Class L shares are not subject to an initial sales charge and are subject to a 2% CDSC if redeemed during the first 12 months after purchase, and a 1% CDSC if redeemed during the second 12 months after purchase; Class B, Class C,
Class M and Class L shares are subject to higher ongoing distribution and service fees; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. Class C and Class M shares are not available to new investors;
 only existing investors (who owned those shares as of November
11, 2002)
 may purchase additional Class C or Class M shares.
  IDEX does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy or removal. A meeting will be called for the election of trustees upon the written request of holders of 10% or more of the outstanding IDEX shares. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize IDEX, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the IDEX bylaws, or the Trustees.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP, 101 E. Kennedy Blvd., Suite 1500,
Tampa, Florida 33602-4319 serves as independent certified public accountants for IDEX.




REGISTRATION STATEMENT

This SAI and the IDEX prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which IDEX has filed with the SEC, Washington, D.C. under the 1933 Act and the 1940 Act, to which reference is hereby made.

                     PERFORMANCE INFORMATION
Quotations of average annual total return for a particular class of shares of a fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                         P(1 + T)n = ERV

(where P = a hypothetical initial investment of $1,000; T = the average annual total return; N = the number of years; and ERV = the ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period). All average annual total return figures reflect the deduction of a proportionate share of each fund's expenses on an annual basis, and assume that the maximum sales load (Class A and Class M shares) is deducted from the initial $1,000 investment and all dividends and distributions are paid in additional shares.


AVERAGE ANNUAL TOTAL RETURN

Information is not included for the funds, as they commenced operations on March 1, 2003.

CURRENT YIELD

The current yield for a particular class of shares of IDEX PIMCO Real Return is computed in accordance with a standardized method prescribed by rules of the SEC. The yield is computed by dividing the fund's investment income per share earned during a particular 30-day base period (including dividends, if any and interest earned, minus expenses excluding reductions for affiliated brokerage and custody earnings credits accrued during the period) by the maximum offering price per share on the last day of the base period and then annualizing the result.

From time to time in advertisements or sales material, a fund may present and discuss its performance rankings and/or ratings or other information as published by recognized mutual fund statistical services or by publications of general interest such as Wall Street Journal, Boston Globe, New York Times, Los Angeles Times, Christian Science Monitor, USA Today, Tampa Tribune, St. Petersburg Times, Financial Times, Hartford Current, International Herald Tribune, Investor's Business Daily, Boston Herald, Washington Post, Kiplinger's Washington Letter, Kiplinger's Tax Report, Kiplinger's Personal Finance Magazine, Barron's, Business Week, Financial Services Week, National Underwriter, Time, Newsweek, Pensions & Investments, U.S. News and World Report, Morningstar Mutual Fund Values, Economist, Bank Letter, Boston Business Journal, Research Recommendations, Facs of the Week, Money, Modern Maturity, Forbes, Fortune, Financial Planner, American Banker, U.S. Banker, ABA Banking Journal, Institutional Investor (U.S./Europe), Registered Representative, Independent Agent, American Demographics, Trusts & Estates, Credit Union Management, Personal Investor, New England Business, Business Month, Gentlemen's Quarterly, Employee Research Report, Employee Benefit Plan Review, ICI Mutual Fund News, Succeed, Johnson Charts, Weisenberger Investment Companies Service, Mutual Fund Quarterly, Financial World Magazine, Consumer Reports, Babson-United Mutual Fund Selector and Mutual Fund Encyclopedia (Dearborn Financial Publishing). A fund may also advertise non-standardized performance information which is for a period in addition to those required to be presented, or which provides actual year-by-year return, or any combination thereof, or both. For Class A and Class M shares, non-standardized performance may also be thatwhich does not reflect deduction of the maximum sales charge applicable to Class A and Class M shares or the contingent deferred sales charge applicable to Class B, Class L, and under certain circumstances, Class A and Class M shares. In addition, a fund may, as appropriate, compare its performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index. A fund may also advertise various methods of investing including, among others, dollar cost averaging and may use compounding illustrations to show the results of such investment methods.

                      FINANCIAL STATEMENTS

Information is not included for IDEX Clarion Real Estate
Securities and IDEX PIMCO Real Return, as they commenced operations on March 1, 2003.
                           APPENDIX A

        CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST


I.    OBLIGATIONS IN WHICH EACH FUND MAY INVEST (UNLESS OTHERWISE
NOTED)

The funds may invest in the following obligations for temporary defensive purposes or as otherwise described in the prospectus.

A.    U.S. Government Obligations

As described in the prospectus, a fund may invest in some or all of the following types of direct obligations of the federal government, issued by the Department of the Treasury, and backed by the full faith and credit of the federal government.

Treasury Bills. Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

Treasury Notes. Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

Treasury Bonds. Treasury bonds are longer-term interest bearing obligations with original maturities from 5 to 30 years.

B.    Obligations of Federal Agencies, Instrumentalities and
Authorities

Certain federal agencies have been established as instrumentalities of the United States government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, and Tennessee Valley Authority ("TVA"). Issues of these agencies, while not direct obligations of the United States government, are either backed by the full faith and credit of the United States (e.g., GNMA Certificates or certain TVA bonds) or are guaranteed by the Treasury (e.g., certain other TVA bonds) or supported by the issuing agencies' right to borrow from the Treasury (e.g., FHLB and FNMA bonds). There can be no assurance that the United States government itself will pay interest and principal on securities as to which it is not legally obligated to do so.

C.    Certificates of Deposit and Time Deposits

A time deposit is a non-negotiable interest-bearing deposit with a bank which generally cannot be withdrawn prior to a specified maturity date without substantial interest penalties. A certificate of deposit ("CD") is a negotiable instrument issued by a bank against a time deposit. CDs normally can be traded in the secondary market prior to maturity, and are thus more liquid than other forms of time deposits. The funds will only invest in U.S. dollar denominated time deposits and CDs representing deposits in U.S. banks with assets of $1 billion or more, whose deposits are insured by the Federal Deposit Insurance Corporation.

D.    Commercial Paper

Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

E.    Bankers' Acceptances

A bankers' acceptance is a negotiable short-term draft, generally arising from a bank customer's commercial transaction with another party, with payment due for the transaction on the maturity date of the customer's draft. The draft becomes a bankers' acceptance when the bank, upon fulfillment of the obligations of the third party, accepts the draft for later payment at maturity, thus adding the bank's guarantee of payment to its customer's own obligation. In effect, a bankers' acceptance is a post-dated certified check payable to its bearer at maturity. Such acceptances are highly liquid, but are subject to the risk that both the customer and the accepting bank will be unable to pay at maturity. A fund may invest in U.S. dollar denominated bankers' acceptances issued by U.S. banks, their foreign branches, and by U.S. branches of foreign banks.

F.    Repurchase Agreements for U.S. Government Securities

Subject to its investment restrictions, a fund may enter into repurchase agreements with banks and dealers for securities of or guaranteed by the U.S. government, under which the fund purchases securities and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount a fund pays for the securities and the amount it receives upon resale is accrued as interest and reflected in the fund's net investment income. When a fund enters into repurchase agreements, it relies on the seller to repurchase the securities. Failure to do so may result in a loss for the fund if the market value of the securities is less than the repurchase price. Under the 1940 Act, repurchase agreements may be considered collateralized loans by a fund.

At the time a fund enters into a repurchase agreement, the value of the underlying security including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the underlying security including accrued interest will continue to be at least equal to the value of the repurchase agreement.

Although repurchase agreements carry certain risks not associated with direct investment in securities, a fund intends to enter into repurchase agreements only with banks and dealers in transactions which the fund's sub-adviser believes present minimal credit risks in accordance with guidelines adopted by the Trustees. To the extent that proceeds from any sales of collateral upon a default in the counterparty's obligation to repurchase were less than the repurchase price, the fund would suffer a loss. If the counterpart's petitions for bankruptcy or otherwise becomes subject to bankruptcy or liquidation proceedings, there might be restrictions on a fund's ability to sell the collateral and the fund could suffer a loss.

II.    OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST

A.    Corporate Debt Securities

A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.


B.    International Agency Obligations

A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The funds may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

C.    Bank Obligations or Savings and Loan Obligations

Subject to its investment restrictions, a fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations
("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location - the strength of the local economy will often affect financial institutions in the region, (b) asset mix - institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital - under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions which satisfy specified quality criteria.

D.    Variable or Floating Rate Securities

Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

E.    Preferred Stocks

Subject to a fund's investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

F.    Convertible Securities

Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

G.    Common Stocks

Subject to its investment restrictions, a fund may invest in common stocks. IDEX PIMCO Real Return will consider investment in income-producing common stocks if the yields of common stocks generally become competitive with the yields of other income securities. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

                               IDEX MUTUAL FUNDS

                               OTHER INFORMATION
                                     PART C

ITEM 23.                   EXHIBITS
--------                   --------
         List all exhibits filed as part of the Registration Statement.

                  (a)      Restatement of Declaration of Trust (1)

                  (b)      Bylaws, as amended (1)

                  (c)      Not Applicable

                  (d)      (1) Management and Investment Advisory Agreement
                               (aa) IDEX Alger Aggressive Growth(1)
                               (bb) IDEX Janus Capital Appreciation, IDEX Janus Global, IDEX Janus Growth,
                                    IDEX Janus Balanced and IDEX Janus Flexible Income(6)
                               (cc) IDEX Jennison Equity Opportunity(3)
                               (dd) IDEX LKCM Strategic Total Return(1)
                               (ee) IDEX Transamerica Value Balanced(19)
                               (ff) IDEX Transamerica Conservative High-Yield Bond(19)
                               (gg) IDEX Federated Tax Exempt(1)
                               (hh) IDEX T. Rowe Price Tax-Efficient Growth, IDEX Salomon All Cap, IDEX PBHG Mid Cap Growth, and
                                    IDEX T. Rowe Price Small Cap(6)
                               (ii) IDEX Transamerica Growth Opportunities, IDEX Transamerica Equity and IDEX PBHG Technology &
                                    Communications(10)
                               (jj) IDEX Great Companies - America(SM) and IDEX Great Companies - Technology(SM)(12)
                               (kk) IDEX Munder Net50(15)
                               (ll) IDEX Great Companies - Global(2) and IDEX Gabelli Global Growth (14)
                               (mm) IDEX Janus Growth & Income(15)
                               (nn) IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle
                                    Small Cap Value(17)
                               (oo) IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive
                                    Asset Allocation, IDEX Aggressive Asset Allocation, IDEX Transamerica Money Market, IDEX
                                    Transamerica Convertible Securities, IDEX PIMCO Total Return, IDEX Salomon Investors Value and
                                    IDEX T. Rowe Price Health Sciences(20)
                               (pp) IDEX Protected Principal Stock(21)
                               (qq) IDEX Marsico Growth (formerly IDEX Goldman Sachs Growth)(24)
                               (rr) IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return (Form of)

                           (2) Investment Counsel (Sub-Advisory) Agreement
                               (aa) IDEX Alger Aggressive Growth(1)
                               (bb) IDEX Janus Capital Appreciation, IDEX Janus Global,
                                    IDEX Janus Growth, IDEX Janus Balanced and
                                    IDEX Janus Flexible Income(20)
                               (cc) IDEX LKCM Strategic Total Return(1)
                               (dd) IDEX Transamerica Value Balanced(21)
                               (ee) IDEX Transamerica Conservative High-Yield Bond(1)
                               (ff) IDEX T. Rowe Price Tax-Efficient Growth and IDEX T. Rowe Price Small Cap(6)
                               (gg) IDEX Salomon All Cap(6)
                               (hh) IDEX PBHG Mid Cap Growth(6)
                               (ii) IDEX PBHG Technology & Communications(11)
                               (jj) IDEX Transamerica Growth Opportunities and IDEX Transamerica Equity(10)
                               (kk) IDEX Great Companies - America(SM) and IDEX Great Companies - Technology(SM)(12)
                               (ll) IDEX Federated Tax Exempt(12)

                               (mm) IDEX Great Companies - Global(2)(14)
                               (nn) IDEX Gabelli Global Growth(14)
                               (oo) IDEX Janus Growth & Income and IDEX Munder Net50(15)
                               (pp) IDEX American Century International and IDEX American Century Income & Growth and IDEX Isabelle
                                    Small Cap Value(17)
                               (qq) IDEX Jennison Equity Opportunity(3)
                               (rr) IDEX Transamerica Convertible Securities and IDEX Transamerica Money Market(20)
                               (ss) IDEX PIMCO Total Return(20)
                               (tt) IDEX T. Rowe Price Health Sciences(20)
                               (uu) IDEX Salomon Investors Value(20)
                               (vv) IDEX Protected Principal Stock(21)
                               (ww) Interim Agreement and Letter Agreement for IDEX Marsico Growth(24)
                               (xx) IDEX Clarion Real Estate Securities (Form of)

                               (yy) IDEX PIMCO Real Return (Form of)

                  (e)          (1)  Underwriting Agreement (schedule I)

                               (2)  Dealer's Sales Agreement(24)
                               (3)  Service Agreement(9)
                               (4)  Wholesaler's Agreement(3)

                  (f)      Trustees Deferred Compensation Plan(2)

                  (g)      Custody Agreement(23)

                  (h)          (1)  Transfer Agency Agreement(1)
                               (2)  Administrative Services Agreement(23)
                               (3)  Amended and Restated Plan for Multiple Classes of Shares(20)
                               (4)  Expense Limitation Agreement

                  (i)      Opinion of Counsel(25)

                  (j)      Consent of PricewaterhouseCoopers LLP(25)

                  (k)      Financial Statements(22)

                  (l)      Investment Letter from Sole Shareholder(1)

                  (m)      (1) Plan of Distribution under Rule 12b-1 - Class A Shares
                               (aa) IDEX Alger Aggressive Growth(1)
                               (bb) IDEX Janus Capital Appreciation(1)
                               (cc) IDEX Janus Global(1)
                               (dd) IDEX Janus Growth(1)
                               (ee) IDEX LKCM Strategic Total Return(1)
                               (ff) IDEX Transamerica Value Balanced(5)
                               (gg) IDEX Janus Balanced(1)
                               (hh) IDEX Janus Flexible Income(1)
                               (ii) IDEX Transamerica Conservative High-Yield Bond(1)
                               (jj) IDEX Federated Tax Exempt(1)
                               (kk) IDEX T. Rowe Price Tax-Efficient Growth(6)
                               (ll) IDEX Salomon Investors Value(20)
                               (mm) IDEX PBHG Mid Cap Growth and IDEX T. Rowe Price Small Cap(6)
                               (nn) IDEX Jennison Equity Opportunity(3)

                                 (oo) IDEX PBHG Technology & Communications, IDEX Transamerica Growth Opportunities and IDEX
                                      Transamerica Equity(10)
                                 (pp) IDEX Great Companies - America(SM) and IDEX Great Companies - Technology(SM)(12)
                                 (qq) IDEX Great Companies - Global(2) and IDEX Gabelli Global Growth(14)
                                 (rr) IDEX Janus Growth & Income and IDEX Munder Net50(15)
                                 (ss) IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle
                                      Small Cap Value(17)
                                 (tt) Amendment to Plan of Distribution under Rule 12b-1 - Class A Shares(19)
                                 (uu) IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX T. Rowe Price
                                      Health Sciences, IDEX PIMCO Total Return, IDEX Conservative Asset Allocation, IDEX Moderate
                                      Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset
                                      Allocation(20)
                                (vv) IDEX Marsico Growth (formerly IDEX Goldman Sachs Growth)(6)
                                (ww) IDEX Salomon All Cap(6)
                                (xx) IDEX Protected Principal Stock(21)
                                (yy) IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return (Form of)

                           (2)  Plan of Distribution under Rule 12b-1 - Class B Shares
                                (aa) IDEX Alger Aggressive Growth(1)
                                (bb) IDEX Janus Capital Appreciation(1)
                                (cc) IDEX Janus Global(1)
                                (dd) IDEX Janus Growth(1)
                                (ee) IDEX Salomon Investors Value(1)
                                (ff) IDEX LKCM Strategic Total Return(1)
                                (gg) IDEX Transamerica Value Balanced(5)
                                (hh) IDEX Janus Balanced(1)
                                (ii) IDEX Janus Flexible Income(1)
                                (jj) IDEX Transamerica Conservative High-Yield Bond(1)
                                (kk) IDEX Federated Tax Exempt(6)
                                (ll) IDEX Marsico Growth (formerly IDEX Goldman Sachs Growth)(6)
                                (mm) IDEX T. Rowe Price Tax-Efficient Growth(6)
                                (nn) IDEX Salomon All Cap(6)
                                (oo) IDEX PBHG Mid Cap Growth and IDEX T. Rowe Price Small Cap(6)
                                (pp) IDEX Jennison Equity Opportunity(3)
                                (qq) IDEX PBHG Technology & Communications, IDEX Transamerica Growth Opportunities and IDEX
                                     Transamerica Equity(10)
                                (rr) IDEX Great Companies - America(SM) and IDEX Great Companies - Technology(SM)(12)
                                (ss) IDEX Great Companies - Global(2) and IDEX Gabelli Global Growth(14)
                                (tt) IDEX Janus Growth & Income and IDEX Munder Net50(15)
                                (uu) IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle
                                     Small Cap Value(17)
                                (vv) Amendment to Plan of Distribution under Rule 12b-1 - Class B Shares(19)
                                (ww) IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX PIMCO Total
                                     Return, IDEX T. Rowe Price Health Sciences, IDEX Conservative Asset Allocation, IDEX Moderate
                                     Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset
                                     Allocation(20)
                               (xx) IDEX Protected Principal Stock(21)

                               (yy) IDEX Clarion Real Estate Securities and IDEX PIMCO Real Return (Form of)

                           (3) Plan of  Distribution  under  Rule 12b-1 - Class C Shares(9)
                               (aa) IDEX Alger Aggressive Growth(9)
                               (bb) IDEX Janus Capital Appreciation(9)
                               (cc) IDEX Janus Global(9)
                               (dd) IDEX Janus Growth(9)
                               (ee) IDEX Salomon Investors Value(9)
                               (ff) IDEX LKCM Strategic Total Return(9)
                               (gg) IDEX Transamerica Value Balanced(9)


                               (hh) IDEX Janus Balanced(9)
                               (ii) IDEX Janus Flexible Income(9)
                               (jj) IDEX Transamerica Conservative High-Yield Bond(9)
                               (kk) IDEX Federated Tax Exempt(3)
                               (ll) IDEX Marsico Growth (formerly IDEX Goldman Sachs Growth)(9)
                               (mm) IDEX T. Rowe Price Tax-Efficient Growth(9)
                               (nn) IDEX Salomon All Cap(9)
                               (oo) IDEX PBHG Mid Cap Growth and IDEX T. Rowe Price Small Cap(9)
                               (pp) IDEX IDEX Jennison Equity Opportunity(3)
                               (qq) IDEX PBHG Technology & Communications, IDEX Transamerica Growth Opportunities and IDEX
                                    Transamerica Equity(10)
                               (rr) IDEX Great Companies - America(SM) and IDEX Great Companies - Technology(SM)(12)
                               (ss) IDEX Great Companies - Global(2) and IDEX Gabelli Global Growth(14)
                               (tt) IDEX Janus Growth & Income and IDEX Munder Net50(15)
                               (uu) IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle
                                    Small Cap Value(17)
                               (vv) Amendment to Plan of Distribution under Rule 12b-1 - Class C Shares(19)
                               (ww) IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX PIMCO Total
                                    Return, IDEX T. Rowe Price Health Sciences, IDEX Conservative Asset Allocation, IDEX Moderate
                                    Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset
                                    Allocation(20)
                               (xx) IDEX Protected Principal Stock (21)

                           (4) Plan of Distribution under Rule 12b-1 - Class M Shares
                               (aa) IDEX Alger Aggressive Growth(1)
                               (bb) IDEX Janus Capital Appreciation(1)
                               (cc) IDEX Janus Global(1)
                               (dd) IDEX Janus Growth(1)
                               (ee) IDEX Salomon Value Investors(1)
                               (ff) IDEX LKCM Strategic Total Return(1)
                               (gg) IDEX Transamerica Value Balanced(5)
                               (hh) IDEX Janus Balanced(1)
                               (ii) IDEX Janus Flexible Income(1)
                               (jj) IDEX Transamerica Conservative High-Yield Bond(1)
                               (kk) IDEX Federated Tax Exempt(1)
                               (ll) IDEX Marsico Growth (formerly IDEX Goldman Sachs Growth)(6)
                               (mm) IDEX T. Rowe Price Tax-Efficient Growth(6)
                               (nn) IDEX Salomon All Cap(6)
                               (oo) IDEX PBHG Mid Cap Growth and IDEX T. Rowe Price Small Cap(6)
                               (pp) IDEX Jennison Equity Opportunity(3)
                               (qq) IDEX PBGH Technology & Communications, IDEX Transamerica Growth Opportunities and IDEX
                                    Transamerica Equity(10)
                               (rr) IDEX Great Companies - America(SM) and IDEX Great Companies - Technology(SM)(12)
                               (ss) IDEX Great Companies - Global(2) and IDEX Gabelli Global Growth(14)
                               (tt) IDEX Janus Growth & Income and IDEX Munder Net50(15)
                               (uu) IDEX American Century International, IDEX American Century Income & Growth and IDEX Isabelle
                                    Small Cap Value(19)
                               (vv) Amendment to Plan of Distribution under Rule 12b-1 - Class M Shares(19)
                               (ww) IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX PIMCO Total
                                    Return, IDEX T. Rowe Price Health Sciences, IDEX Conservative Asset Allocation, IDEX Moderate
                                    Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset
                                    Allocation(20)
                               (xx) IDEX Protected Principal Stock(21)

                           (5) Plan of Distribution - Class L Shares(23)

                               (a)  Schedule A dated 3/1/03 (all funds)


                  (n)      Not applicable

                  (o)      Reserved

                  (p)      Code of Ethics
                           (1)  IDEX Mutual Funds(12)
                           SUB-ADVISERS
                           (2)  AEGON USA Investment Management, LLC(12)
                           (3)  Fred Alger Management, Inc.(12)
                           (4)  Federated Investment Management Company(12)
                           (5)  Janus Capital Management, LLC(12)
                           (6)  Luther King Capital Management Corporation(12)
                           (7)  Pilgrim Baxter & Associates, Ltd.(12)
                           (8)  Salomon Brothers Asset Management Inc(12)
                           (9)  Transamerica Investment Management, LLC(12)
                           (10) T. Rowe Price Associates, Inc.(12)
                           (11) Great Companies, L.L.C.(14)
                           (12) Munder Capital Management(16)
                           (13) American Century Investment Management, Inc.(18)
                           (14) Ironwood Capital Management, LLC (19)
                           (15) Pacific Investment Management Company LLC(21)
                           (16) Gateway Investment Advisers, Inc.(21)
                           (17) Banc of America Capital Management, LLC(24)

                           (18) Clarion CRA Securities, L.P.


---------------
(1) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).
(2) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659)
(3) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 17, 1995 (File No. 33-2659).
(4) Filed previously with Post-Effective Amendment No. 18 to Registration Statement filed on June 30, 1995 (File No. 33-2659).
(5) Filed previously with Post-Effective Amendment No. 26 to Registration Statement filed on July 16, 1997 (File No. 33-2659).
(6) Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).
(7) Filed previously by the registrant with the registration statement filed on Form N-14 on June 3, 1996 (File No. 33-05113).
(8) Filed previously with Post-Effective Amendment No. 30 to Registration Statement filed on March 1, 1999 (File No. 33-2659).
(9) Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).
(10) Filed previously with Post-Effective Amendment No. 33 to Registration Statement filed on December 17, 1999 (File No. 33-2659).
(11) Filed previously with Post-Effective Amendment No. 34 to Registration Statement filed on February 28, 2000 (File No. 33-2659).
(12) Filed previously with Post-Effective Amendment No. 35 to Registration Statement filed on March 31, 2000 (File No. 33-2659).
(13) Filed previously with Post-Effective Amendment No. 36 to Registration Statement filed on June 14, 2000 (File No. 33-2659).
(14) Filed previously with Post-Effective Amendment No. 37 to Registration Statement filed on June 16, 2000 (File No. 33-2659).
(15) Filed previously with Post-Effective Amendment No. 39 to Registration Statement filed on September 15, 2000 (File No. 33-2659).
(16) Filed previously with Post-Effective Amendment No. 40 to Registration Statement on December 1, 2000 (File No. 33-2659).

(17) Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 33-2659).
(18) Filed previously with American Century Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 2-82734).
(19) Filed previously with Post-Effective Amendment No. 42 to Registration Statement on March 1, 2001 (File No. 33- 2659).
(20) Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 14, 2001 (File No. 33-2659).
(21) Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 1, 2002 (File No. 33- 2659).
(22) Filed previously with Post-Effective Amendment No. 48 to Registration Statement on April 15, 2002 (File No. 33- 2659).
(23) Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 33-2659).
(24) Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 33-2659).

(25) To be filed by amendment.


ITEM 24  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         To the knowledge of the Registrant, IDEX Janus Capital Appreciation, IDEX Janus Global, IDEX Janus Growth, IDEX Janus Balanced, IDEX Janus Flexible Income, IDEX Alger Aggressive Growth, IDEX Jennison Equity Opportunity, IDEX Salomon Investors Value, IDEX LKCM Strategic Total Return, IDEX Transamerica Value Balanced, IDEX Transamerica Conservative High-Yield Bond, IDEX Federated Tax Exempt, IDEX Marsico Growth, IDEX T. Rowe Price Tax-Efficient Growth, IDEX Salomon All Cap, IDEX PBHG Mid Cap Growth, IDEX T. Rowe Price Small Cap, IDEX PBHG Technology & Communications, IDEX Transamerica Growth Opportunities, IDEX Transamerica Equity, IDEX Great Companies - America(SM), IDEX Great Companies - Technology(SM), IDEX Janus Growth & Income, IDEX American Century International, IDEX American Century Income & Growth, IDEX Isabelle Small Cap Value, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX T. Rowe Price Health Sciences, IDEX PIMCO Total Return, IDEX Munder Net50, IDEX Gabelli Global Growth, IDEX Great Companies - Global(2), IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation, IDEX Protected Principal Stock, IDEX Clarion Real Estate
Securities, IDEX PIMCO Real Return and IDEX Aggressive Asset Allocation are not controlled by or under common control with any other person. The Registrant has no subsidiaries.

ITEM 25  INDEMNIFICATION

         Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

         (a). IDEX Janus Capital Appreciation, IDEX Janus Global, IDEX Janus Growth, IDEX Janus Balanced, IDEX Janus Flexible Income, IDEX Alger Aggressive Growth, IDEX Jennison Equity Opportunity, IDEX Salomon Investors Value, IDEX LKCM Strategic Total Return, IDEX Transamerica Value Balanced, IDEX Transamerica Conservative High-Yield Bond, IDEX Federated Tax Exempt, IDEX Marsico Growth, IDEX T. Rowe Price Tax-Efficient Growth, IDEX Salomon All Cap, IDEX PBHG Mid Cap Growth, IDEX Clarion Real Estate Securities, IDEX PIMCO Real Return, IDEX T. Rowe Price Small Cap, IDEX PBHG Technology & Communications, IDEX Transamerica Growth Opportunities, IDEX Transamerica Equity, IDEX Great Companies - America(SM), IDEX Great Companies - Technology(SM), IDEX Janus Growth & Income, IDEX American Century International, IDEX American Century Income & Growth, IDEX Protected Principal Stock, IDEX Isabelle Small Cap Value, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX T. Rowe Price Health Sciences, IDEX PIMCO Total Return, IDEX Munder Net50, IDEX Gabelli Global Growth, IDEX Great Companies - Global(2), IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset Allocation.

              AEGON/Transamerica Fund Advisers. Inc. ("ATFA") is principally engaged in offering investment advisory services.

              The only businesses, professions, vocations or employments of a substantial nature of Messrs. Norman and Scott, directors of ATFA, are described in the Statement of Additional Information ("SAI") under the section entitled "Management of the Fund." Additionally, the following are the persons who serve as executive officers of ATFA: Brian C. Scott, President and Chief Executive Officer; John K. Carter, Esq., Vice President, Secretary, Compliance Officer, and Securities General Counsel; Thomas R. Moriarty, Executive Vice President; Allan J. Hamilton, Vice President and Treasurer, The only businesses, professions, vocations or employments of a substantial nature of these individuals are also described in the Fund's SAI.

                                     * * *

         Janus Capital Management LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928, serves as sub-adviser to IDEX Janus Growth, IDEX Janus Balanced, IDEX Janus Global, IDEX Janus Growth & Income, IDEX Janus Flexible Income and IDEX Janus Capital Appreciation. Janus also serves as sub-adviser to certain of the mutual funds within AEGON/Transamerica Series Fund, Inc. and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts.

         Thomas A. Early, Vice President, General Counsel, Secretary and Director of Janus Capital Management LLC; Vice President, General Counsel and Secretary of Janus Distributors LLC, Janus Services LLC, Janus Institutional Services LLC, Janus Capital International LLC and The Janus Foundation; Vice President, General Counsel and Director of Janus International Limited and Janus International (Asia) Limited; Director of Janus Capital Trust Manager Limited, Janus World Funds, and Janus World Principal Protected Funds.

         Bonnie M. Howe, Vice President and Assistant General Counsel of Janus Capital Management LLC, Janus Distributors LLC and Janus Services LLC.

         Kelley Abbott Howes, Vice President and Assistant General Counsel of Janus Capital Management LLC, Janus Distributors LLC and Janus Services LLC.

         Heidi J. Walter, Vice President and Assistant General Counsel of Janus Capital Management LLC and Janus Services LLC.

         Loren M. Starr, Vice President of Finance, Treasurer, Chief Financial Officer and Director of Janus Capital Management LLC; Vice President of Finance, Treasurer and Chief Financial Officer of Janus Distributors LLC, Janus Services LLC, Janus International Limited, Janus Institutional Services LLC and Janus Capital International LLC; Director of Janus International (Asia) Limited, Janus Capital Trust Manager Limited, Janus World Funds and Janus World Principal Protected Funds.

         Mark B. Whiston, President of Retail and Institutional Service of Janus Capital Management LLC; President of Janus Distributors LLC and Janus Institutional Services LLC; President and Co-Chief Executive Officer of Janus Capital International LLC; President, Director and Chairman of Janus International Limited; President and Director of Janus International (Asia) Limited; Director of Janus Capital Trust Manager Limited, Janus World Funds and Janus World Principal Protected Funds.

         David R. Kowalski, Vice President of Compliance and Chief Compliance Officer of Janus Capital Management LLC; Vice President and Chief Compliance Officer of Janus Distributors LLC; Assistant Vice President of Janus Services LLC.

         Robin C. Beery, Vice President and Chief Marketing Officer of Janus Capital Management LLC and Janus Services LLC; President and Director of The Janus Foundation.

         R. Timothy Hudner, Vice President and Chief Technology Officer of Janus Capital Management LLC; President of Janus Services LLC.

         James P. Goff, Vice President and Director of Research of Janus Capital Management LLC. Helen Young Hayes, Vice President and Managing Director of Investments of Janus Capital Management LLC. Edward F. Keely, Vice President of Janus Capital Management LLC. Karen L. Reidy, Vice President of Janus Capital Management LLC. Jonathan D. Coleman, Vice President of Janus Capital Management LLC. Ronald V. Speaker, Vice President of Janus Capital Management LLC. Sandy R. Rufenacht, Vice President of Janus Capital Management LLC. David
J. Corkins, Vice President of Janus Capital Management LLC.

                                     * * *

         Fred Alger Management, Inc. ("Alger Management"), 30 Montgomery Street, Jersey City, New Jersey 07302, the sub-adviser to IDEX Alger Aggressive Growth, is a wholly owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc. ("Associates"), a financial services holding company. Alger Management is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.

         Fred M. Alger III serves as Chairman of the Board and President and Gregory S. Duch serves as Executive Vice President and Treasurer of the following companies: Associates; Alger, Inc.; Alger Management; Alger Properties, Inc.; Alger Shareholder Services, Inc.; and Alger Life Insurance Agency, Inc. Mr. Duch also is a member of the Board of Directors of Associates, Alger, Inc. and Alger Management. Mr. Alger also serves as Chairman of the Board of Analysts Resources, Inc. ("ARI"). Mr. Alger serves as Chairman of the Board and President and Mr. Duch serves as Treasurer of The Alger Fund, The Alger American Fund, Spectra Fund, The Alger Institutional Fund and Castle Convertible Fund, Inc. Mr. Duch also serves as Executive Vice President, Treasurer and Director of ARI and as Chairman of the Board of Alger National Trust Company. The principal business address of each of the companies listed above, other than Alger, Inc., and Alger Shareholder Services, Inc. is 111 Fifth Avenue, New York, NY 10003. The principal business address of Alger, Inc. and Alger Shareholder Services is 30 Montgomery Street, Jersey City, NJ 07302. The principal address of Alger National Trust Company is 78 Headquarters Plaza, West Tower - Fourth Floor, Morristown, New Jersey 07960.

                                     * * *

         Jennison Associates, LLC ("Jennison"), the sub-adviser to IDEX Jennison Equity Opportunity, is a wholly-owned subsidiary of the Prudential Insurance Company of America ("Prudential"). Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

         The business and other connections of Jennison Associates LLC's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

         John H. Hobbs; Director, Chairman and Chief Executive Officer,
Director and Vice President, Prudential Investment Management, Inc. ("PIM"), Director, Prudential Trust Company. Spiros Segalas: Director, President and Chief Investment Officer. Michael A. Del Balso: Director and Executive Vice President. Karen E. Kohler: Director, Executive Vice President and Chief Compliance Officer. Kathleen A. McCarragher: Director and Executive Vice President. Mary-Jane Flaherty: Gateway Center Three, 15(th) Floor 100 Mulberry Street Newark, New Jersey, 07102, Director. Managing Director - Strategic Initiatives, PIM., Director and Vice President, Prudential Asset Management Holding Company ("PAMHC"). Philip N. Russo: Gateway Center Three, 15(th) Floor 100 Mulberry Street, Newark, New Jersey, 07102, Director, Director and Vice President, PIM. Director, PRICOA General Partner Limited. Victor Y. Sim: 751 Broad Street, 17(th) Floor, Newark, New Jersey, 07102, Director, Vice President, The Prudential Insurance Company of America ("PICA"). John R. Strangfeld, 199 Water Street, New York, New York, 10292, Director, Vice Chairman, Prudential Financial, Inc. ("PFI"), Director, Chairman and Chief Executive Officer, Prudential Securities Group Inc., Director, Chairman and Chief Executive Officer, Prudential Securities Incorporated, Director and President, PAMHC, Director and Chairman, PIM, Executive Vice President, PICA, Executive Vice President, Prudential Investment Management Services LLC., Director and Chairman, PIM Global Financial Strategies, Inc., President, PGAM Finance Corporation, Director and President, Prudential Capital & Investment Services, LLC. Kevin C. Uebelein: CIO Office, 6F 4-4-1, Nihombashi, Hongoku-cho, Chuo-Ku, Tokyo, 103-0021, Japan,

Director. Director, Chief Investment Officer, Senior Managing Executive Officer, Executive Officer, The Gibraltar Life Insurance Company, Ltd. Senior Vice President, PIM. Director, Prudential Holdings of Japan, Inc. Director, Asian Infrastructure Mezzanine Capital Fund. Bernard B. Winograd: Gateway Center Three, 15(th) Floor, 100 Mulberry Street, Newark, New Jersey, 07102, Director. Senior Vice President, PFI, Director, Chief Executive Officer and President, PIM., Director and Vice President, PAMHC, Director and Chairman, PIM Warehouse, Inc. Director and Chairman, PIC Holdings Limited, Director Circle Housing Corporation, Chief Executive Officer and Trustee, 745 Property Investments.

                                     * * *

         Luther King Capital Management Corporation ("LKCM"), 301 Commerce Street., Suite 1600, Ft. Worth, Texas 76102, the sub-adviser to IDEX LKCM Strategic Total Return, is a registered investment adviser providing investment management services.

         Luther King Capital Management Corporation also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of the sub-adviser; Paul W. Greenwell; Jacqui Brownfield; Scot C. Hollmann; David L. Dowler; Joan M. Maynard; Vincent
G. Melashenko; Michael Yeager; James B. Orser; William M. Uhlemeyer; J. Bryan King; Gary G. Walsh; Steven R. Purvis; Mark Johnson; Timothy E. Harris; James
J. Kerrigan; Alan D. Marshall; and Barbara S. Garcia, officers of Luther King Capital Management Corporation, have no substantial business, profession, vocation or employment other than their positions with Luther King Capital Management Corporation.

                                     * * *

         Salomon Brothers Asset Management Inc ("SaBAM"), 399 Park Avenue, New York, New York, 10022, serves as sub-adviser to IDEX Salomon All Cap and IDEX Salomon Investors Value. The directors and officers are as follows: Virgil H. Cumming, Member of the Board of Directors and Managing Director of Salomon Smith Barney, Inc.; Peter J. Wilby, Member of the Board of Directors and Managing Director of SBAM; Ross S. Margolies, Member of the Board of Directors and Managing Director of SBAM; Michael F. Rosenbaum, Chief Legal Officer and General Counsel of Citigroup Asset Management; Jeffrey S. Scott, Compliance Officer.

                                     * * *

         T. Rowe Price Associates, Inc., ("T. Rowe") 100 East Pratt Street, Baltimore, Maryland 21202 serves as sub-adviser to IDEX T. Rowe Price Tax-Efficient Growth, IDEX T. Rowe Price Small Cap and IDEX T. Rowe Price Health Sciences. Calvin W. Burnett, Ph.D., Director of T. Rowe, is President of Coppin State College. Anthony W. Deering, Director of T. Rowe, is Director, Chairman of the Board, President, and Chief Executive Officer of The Rouse Company, real estate developers. Donald W. Dick, Jr., Director of T. Rowe, is a Principal of EuroCapital Advisors, LLC, an acquisition and management advisory firm. David K. Fagin, Director of T. Rowe, is Chairman and President of Nye Corporation. F. Pierce Linaweaver, Director of T. Rowe, is President of F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers. Hanne M. Merriman, Director of T. Rowe, is a Retail Business Consultant. John G. Schreiber, Director of T. Rowe, is Owner/President of Centaur Capital Partners, Inc., a real estate investment company. Mr. Schreiber is also Senior Advisor and Partner of Blackstone Real Estate Advisors, L.P. Hubert D. Vos, Director of T. Rowe, is Owner/President of Stonington Capital Corporation, a private investment company. Paul M. Wythes, Director of T. Rowe, is a Founding Partner of Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high technology companies throughout the United States. The remaining Officers are Edward C. Bernard, Director and Vice President of T. Rowe; Vice President of TRP Distribution, Inc.; Director and President of T. Rowe Price Advisory Services, Inc.; Director and Vice President of T. Rowe Price Group, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc.; Director and President of T. Rowe Price Investment Services, Inc.; Director and Chairman of the Board of T. Rowe Price Savings Bank; and Director of T. Rowe Price Services, Inc.; James A. C. Kennedy, Director and Vice President of T. Rowe; Director and Vice President of
T. Rowe Price Group, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; William T. Reynolds, Director and Vice President of T. Rowe; Director of TRP Finance, Inc.; Director of T. Rowe Price Global Asset Management Ltd.; Director and Vice President of T. Rowe Price Group, Inc.; Director and President of T. Rowe Price Recovery Fund Associates, Inc.; President of T. Rowe Price Recovery Fund II Associates LLC; Director and Chairman of the Board of T. Rowe Price Stable Asset Management, Inc.; James S. Riepe, Director and Vice President of T. Rowe; Director and President of TRP Distribution, Inc.; Director and President of TRP Suburban, Inc.; Director and President of TRP Suburban Second, Inc.; Director and President of TRP Suburban Third, Inc.; Director of TRPH Corporation; Director of T. Rowe Price Advisory Services, Inc.; Director and Chairman of T. Rowe Price Global Asset Management Ltd.; Director of T. Rowe Price Global Investment Services Ltd.; Director, Vice President and Vice Chairman of the Board of T. Rowe Price Group, Inc.; Director of T. Rowe Price Insurance Agency, Inc.; Director of T. Rowe Price

International, Inc.; Director and Chairman of the Board of T. Rowe Price Investment Services, Inc.; Director and Chairman of the Board of T. Rowe Price Investment Technologies, Inc.; Director and Chairman of the Board of T. Rowe Price Program for Charitable Giving, Inc.; Director and President of T. Rowe Price Real Estate Group, Inc.; Director and Chairman of the Board of T. Rowe Price Retirement Plan Services, Inc.; Director and Chairman of the Board of T. Rowe Price Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; Director, Trust Officer, Chairman of the Board and President of T. Rowe Price Trust Company; Director and Chairman of the Board of
T. Rowe Price (Canada), Inc.; George A. Roche, Director and President of T. Rowe; Director and Chairman of the Board of TRP Finance, Inc.; Director and Vice President of TRP Suburban, Inc.; Director and Vice President of TRP Suburban Second, Inc.; Director and Vice President of TRP Suburban Third, Inc.; Director, Chairman of the Board, and President of T. Rowe Price Group, Inc.; Director of T. Rowe Price International, Inc.; Director of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; M. David Testa, Director, Chief Investment Officer, and Vice President of T. Rowe; Director of TRPH Corporation; Director of T. Rowe Price Global Asset Management Ltd.; Director of T. Rowe Price Global Investment Services Ltd.; Director, Vice Chairman of the Board, Chief Investment Officer, and Vice President of T. Rowe Price Group, Inc.; Director of T. Rowe Price International, Inc.; Director of T. Rowe Price Real Estate Group, Inc.; Director and Vice President of T. Rowe Price Trust Company; Director and President of T. Rowe Price (Canada), Inc.

                                     * * *

         Pilgrim Baxter & Associates, Ltd. ("Pilgrim"), 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087, serves as sub-adviser to IDEX PBHG Mid Cap Growth and IDEX PBHG Technology & Communications. Harold J. Baxter, Chairman, Chief Executive Officer and Director, also serves as Trustee to PBHG Fund Distributors; Director, Trustee and Chairman of PBHG Insurance Series; Trustee of PBHG Fund Services; and Chairman and Trustee of PBGH Funds. The remaining principal officers are Gary L. Pilgrim, President and Director of Pilgrim; Trustee of PBHG Fund Services; and President of PBHG Insurance Series Fund and PBHG Funds; Michael S. Sutton, Chief Investment Officer and Vice President; Eric C. Schnieder, Chief Financial Officer and Treasurer of Pilgrim; Chief Financial Officer of PBHG Fund Services; and Trustee and Chief Financial Officer of PBHG Fund Distributors; Brian C. Dillon, Chief Compliance Officer of Pilgrim, PBHG Fund Distributors and PBHG Fund Services; Vice President of PBHG Funds and PBHG Insurance Series Fund; and John M. Zerr, General Counsel and Secretary of Pilgrim, PBHG Fund Distributors, and PBHG Fund Services; and Vice President and Secretary of PBHG Funds and PBHG Insurance Series Fund.

         Each person and entity may be reached c/o Pilgrim Baxter & Associates, Ltd., at the above address.

                                     * * *

         Transamerica Investment Management, LLC, ("TIM") 1150 South Olive Street, Suite 2700, Los Angeles, California 90015, serves as sub-adviser to IDEX Transamerica Growth Opportunities, IDEX Transamerica Equity, IDEX Transamerica Convertible Securities, IDEX Transamerica Value Balanced and IDEX Transamerica Money Market. The officers are Patrick S. Baird, Manager, and President and CEO of AEGON, USA; John R. Kenney, Manager and Chairman, Director and Co-Chief Executive Officer of Great Companies, L.L.C.; Larry N. Norman, Manager, and Executive Vice President and Chief Executive Officer of AEGON USA, Inc.; John C. Riazzi, Manager and Chief Executive Officer; Gary U. Rolle, Manager, President and Chief Investment Officer; Brian C. Scott, Manager and Director, President and Chief Executive Officer of AEGON/Transamerica Fund Advisers, Inc.; Ann Marie Swanson, Vice President, Chief Compliance Officer and Secretary; and Jeffrey S. Van Harte, Manager, Senior Vice President and Head of Equities.

                                     * * *

         Great Companies, L.L.C. ("Great Companies"), 635 Court Street, Clearwater, Florida 33756, serves as sub-adviser to IDEX Great Companies - America(SM), IDEX Great Companies - Technology(SM), and IDEX Great Companies - Global(2). John R. Kenney, Chairman and Co-CEO, also serves as Chairman of AEGON/Transamerica Series Fund, Inc.; Chairman, IDEX Mutual Funds; James Hare Huguet, serves as President and Co-CEO; Alan F. Warrick, Director, also serves as Managing Director of AEGON USA (Cedar Rapids, IA) and Western Reserve Life Assurance Co. of Ohio (St. Petersburg, FL); Thomas R. Moriarty, Director, also serves as Executive Vice President of AEGON/Transamerica Fund Services, Inc.; Executive Vice President of AEGON/Transamerica Fund Advisers, Inc.; Executive Vice President, Principal Financial Officer and Treasurer of IDEX Mutual Funds; Chairman, Director and President of InterSecurities, Inc.; Vice President of AFSG Securities Corp.; and Vice President of Western Reserve Life Assurance Co. of Ohio; Jerome C. Vahl, Director, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio.

                                     * * *

         Federated Investment Management Company ("Federated"), Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, sub-adviser to IDEX Federated Tax Exempt, is a registered investment adviser under the Investment Advisers Act of 1940. Federated is a subsidiary of Federated Investors, Inc.

         Federated serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by Federated and other subsidiaries of Federated Investors, Inc. is approximately $212 billion. The Trustees of Federated, their position with Federated, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); Keith M. Schappert, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Global Investment Management Corp.; Trustee and President - Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.), Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); William D. Dawson, III, Trustee and Executive Vice President (Trustee and Executive Vice President, Federated Global Investment Management Corp. and Federated Investment Counseling; Trustee, Federated Investors Trust Company; Vice President, Federated Investors, Inc.); Henry A. Frantzen, Trustee and Executive Vice President (Trustee and Executive Vice President, Federated Global Investment Management Corp. and Federated Investment Counseling; Vice President, Federated Investors, Inc.); J. Thomas Madden, Trustee and Executive Vice President (Trustee and Executive Vice President, Federated Global Investment Management Corp. and Federated Investment Counseling; Vice President, Federated Investors, Inc.); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.

         The remaining Officers of Federated are: Senior Vice Presidents:
Stephen F. Auth, Joseph M. Balestrino, David A. Briggs, Jonathan C. Conley, Deborah A. Cunningham, Linda A. Duessel, Mark E. Durbiano, James E. Grefenstette, Robert M. Kowit, Jeffrey A. Kozemchak, Richard J. Lazarchic, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frank Semak, Richard Tito and Peter Vutz; Vice Presidents: Todd A. Abraham, J. Scott Albrecht, Randall S. Bauer, Nancy J. Belz, G. Andrew Bonnewell, David Bruns, Robert E. Cauley, Regina Chi, Ross M. Cohen, Fred B. Crutchfield, Lee R. Cunningham, II, Alexandre de Bethmann, B. Anthony Delserone, Jr., Donald T. Ellenberger, Eamonn
G. Folan, Kathleen M. Foody-Malus, Thomas M. Franks, John T. Gentry, David P. Gilmore, Marc Halperin, John W. Harris, Patricia L. Heagy, Susan R. Hill, Nikola A. Ivanov, William R. Jamison, Constantine J. Kartsonas, Nathan H. Kehm, John C. Kerber, Steven Lehman, Marian R. Marinack, Natalie F. Metz, Thomas J. Mitchell, Joseph M. Natoli, John L. Nichol, Mary Kay Pavuk, Jeffrey A. Petro, John P. Quartarolo, Ihab L. Salib, Roberto Sanchez-Dahl, Sr., Aash M. Shah, John Sidawi, Michael W. Sirianni, Jr., Christopher Smith, Timothy G. Trebilcock, Leonardo A. Vila, Paige M. Wilhelm, Richard M. Winkowski, Jr., Lori
A. Wolff and George B. Wright; Assistant Vice Presidents: Catherine A. Arendas, Angela A. Kohler, Nicholas P. Besh, Hanan Callas, David W. Cook, James R. Crea Jr., Karol M. Crummie, David Dao, Richard J. Gallo, James Grant, Anthony Han, Kathryn P. Glass, Carol B. Kayworth, J. Andrew Kirschler, Robert P. Kozlowski, Ted T. Lietz, Sr., Tracey L. Lusk, Theresa K. Miller, Bob Nolte, Rae Ann Rice, James W. Schaub, Jennifer G. Setzenfand, Diane R. Startari, Kyle D. Stewart, Mary Ellen Tesla, Michael R. Tucker, Steven J. Wagner and Mark Weiss; Assistant
Treasurer: Denis McAuley III; Secretary: G. Andrew Bonnewell; Assistant
Secretaries: C. Grant Anderson and Leslie K. Ross.

         The business address of each of the Officers of Federated is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

                                     * * *

         Gabelli Asset Management Company ("Gabelli"), One Corporate Center, Rye, New York, serves as sub-adviser to IDEX Gabelli Global Growth. Mario J. Gabelli, Chairman and Director/Trustee, also serves as Chairman, CEO, CIO and Director of Gabelli Asset Management Inc. and Gabelli Group Capital Partners, Inc.; CEO and CIO of GAMCO Investors, Inc.; Chairman and Director of Lynch Corp.; and Chairman and CEO of Lynch Interactive Corp., 401 Theodore Fremd, Rye, New York 10580; CIO of Gabelli Securities, Inc.; Director of Spinnaker Industries, Inc., 600 North Pearl Street, Dallas, TX 75201; Director and CIO of Gabelli International II Ltd., West Bay Road, Grand Cayman, BWI; President of MJG

Associates, Inc.; Chairman, Director and CIO of Gabelli International Limited; and President and CIO of Gabelli Associates Limited, P.O. Box 20063, Cayside Galleries, Harbour Drive, Grand Cayman, BWI; and CIO of Gabelli Multimedia Partners, L.P. Caesar M. P. Bryan, Managing Director and Portfolio Manager, also serves as Portfolio Manager of other funds; President and Portfolio Manager of Gabelli Gold Fund, Inc.; and Senior Vice President of GAMCO Investors, Inc. Marc J. Gabelli, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manger of GAMCO Investors, Inc.; Vice President Research of Gabelli & Company, Inc.; Director of Gabelli Group Capital Partners, Inc.; President of Gemini Capital Management Ltd., Hamilton, Bermuda; Portfolio Manager of the Gabelli Global Growth Fund; and CIO of Gabelli Global Partners, L.P. and Gabelli Global Partners, Ltd., Cayman Islands. Barbara G. Marcin, Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc., and as Portfolio Manager of Gabelli Blue Chip Value Fund. A. Hartswell Woodson III, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manager of the Gabelli Global Convertible Securities Fund. James E. McKee, Secretary, also serves as Vice President, General Counsel and Secretary of Gabelli Asset Management, Inc., GAMCO Investors, Inc., and Gabelli Group Capital Partners, Inc.; and as Secretary of Gabelli Company, Inc., Gabelli Securities, Inc. and Gabelli Advisers, Inc. Henry G. Van der Eb, Jr., Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc. and President, CEO and Portfolio Manager of the Gabelli Mathers Fund. Robert J. Reynolds, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. Anne E. Morrissy, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. and as Executive Vice President of the Gabelli Mathers Funds.

                                     * * *

         American Century Investment Management, Inc. ("American Century"), 4500 Main Street, Kansas City, Missouri 64111, serves as sub-adviser to IDEX American Century International and IDEX American Century Income & Growth. James Evans Stowers, Jr. is Director and stockholder; James Evans Stowers, III is Director and Portfolio Manager; William McClellan Lyons is President, Chief Executive Officer and Director; Robert T. Jackson is Executive Vice President and Chief Financial Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; Robert C. Puff is Chairman of the Board, Paul Adam Ehrhardt is Senior Vice President; William E. Koehler is Vice President and Investment Liaison; John A. Lopez is Senior Vice President; Mark L. Mallon is Chief Investment Officer and Senior Vice President.

                                     * * *

         Ironwood Capital Management, LLC ("Ironwood"), 21 Custom House Street, Suite 240, Boston, Massachussetts 02110, serves as sub-adviser to IDEX Isabelle Small Cap Value. Warren J. Isabelle is Manager & Chief Investment Officer; Richard L. Droster is Executive V.P./Director of Marketing; Donald Collins is Senior Portfolio Manager; and Gary S. Saks is Vice President - Administration and Chief Operating Officer.

                                     * * *

         Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to IDEX PIMCO Total Return and IDEX PIMCO Real Return. Arnold, Tamara J. Executive Vice President, PIMCO and PIMCO Management, Inc; Asay, Michael R. Senior Vice President, PIMCO and PIMCO Management, Inc.; Baker, Brian P. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Singapore) Limited; Bass, Shannon Senior Vice President, PIMCO and PIMCO Management, Inc.; Beaumont, Stephen B. Vice President, PIMCO and PIMCO Management, Inc.; Benz, William R. II Managing Director, Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC; Bhansali, Vineer Executive Vice President, PIMCO and PIMCO Management, Inc.; Bishop, Gregory A. Senior Vice President, PIMCO and PIMCO Management, Inc.; Vice President, PIMCO Variable Insurance Trust; Borneleit, Adam Vice President, PIMCO and PIMCO Management, Inc.; Brown, Eric Vice President, PIMCO and PIMCO Management, Inc.; Assistant Treasurer, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc.; Brynjolfsson, John B. Executive Vice President, PIMCO and PIMCO Management, Inc. Burns, R. Wesley Managing Director, PIMCO. Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. President and Trustee of the Trust and PIMCO Variable Insurance Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Callin, Sabrina C. Vice President, PIMCO and PIMCO Management, Inc. Clark, Marcia K. Vice President, PIMCO and PIMCO Management, Inc. Conseil, Cyrille Senior Vice President, PIMCO and PIMCO Management, Inc. Cummings, Doug Vice President, PIMCO and PIMCO Management, Inc. Cupps, Wendy W. Executive Vice President,

PIMCO and PIMCO Management, Inc. Dada, Suhail Vice President, PIMCO and PIMCO Management, Inc. Dawson, Craig Vice President, PIMCO and PIMCO Management, Inc. Dialynas, Chris Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Dorff, David J. Vice President, PIMCO and PIMCO Management, Inc. Dow, Michael G. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Dunn, Anita Vice President, PIMCO and PIMCO Management, Inc. Durn, Sandra Senior Vice President, PIMCO and PIMCO Management, Inc. Easterday, Jeri Vice President, PIMCO and PIMCO Management, Inc. El-Erian, Mohamed A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Estep, Bret W. Vice President, PIMCO and PIMCO Management, Inc. Ettl, Robert A. Executive Senior Vice President, PIMCO and PIMCO Management, Inc. Evans, Stephanie D. Vice President, PIMCO and PIMCO Management, Inc. Feingold, Andrea S. Executive Vice President, PIMCO and PIMCO Management, Inc. Fisher, Marcellus Vice President, PIMCO and PIMCO Management, Inc. Fitzgerald, Robert M. Chief Financial Officer and Treasurer, PIMCO, PIMCO Management, Inc., Cadence Capital Management, Inc., NFJ Investment Group, NFJ Management, Inc., Parametric Portfolio Associates, Parametric Management Inc., StocksPLUS Management Inc. and PIMCO Funds Distributors LLC; Chief Financial Officer and Assistant Treasurer, Cadence Capital Management; Director, Senior Vice President and Chief Financial Officer, Oppenheimer Group, Inc.; Chief Financial Officer and Senior Vice President, PIMCO Advisors; Chief Financial Officer, PIMCO Global Advisors LLC. Fournier, Joe Vice President, PIMCO and PIMCO Management, Inc. Foulke, Steve A. Senior Vice President, PIMCO and PIMCO Management, Inc. Frisch, Ursula T. Senior Vice President, PIMCO and PIMCO Management, Inc. Garbuzov, Yuri P. Vice President, PIMCO and PIMCO Management, Inc. Gleason, G. Steven Vice President, PIMCO and PIMCO Management, Inc. Goldman, Stephen S. Vice President, PIMCO and PIMCO Management, Inc. Graber, Greg Vice President, PIMCO and PIMCO Management, Inc. Gross, William H. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Hague, John L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Hally, Gordon
C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hamalainen, Pasi
M. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Hardaway, John P. Senior Vice President, PIMCO and PIMCO Management, Inc.; Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Funds: Multi-Manager Series. Harris, Brent R. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee, PIMCO Advisors; Member of PIMCO Partners LLC. Hart, Phillip Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Harumi, Kazunori Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Hayes, Raymond C. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Hinman, David C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hodge, Douglas M. Executive Vice President, PIMCO and PIMCO Management, Inc. Holden, Brent L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Holloway, Dwight F., Jr. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Hudoff, Mark Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Munich) Limited. Hudson, James Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (London) Limited. Isberg, Margaret E. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust. Ivascyn, Daniel J. Vice President, PIMCO and PIMCO Management, Inc. Jacobs, Lew W. Senior Vice President, PIMCO and PIMCO Management, Inc. Kelleher III, Thomas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Keller, James M. Executive Vice President, PIMCO and PIMCO Management, Inc. Kendrick, Karen Vice President, PIMCO and PIMCO Management, Inc. Kennedy, Raymond G., Jr. Executive Vice President, PIMCO and PIMCO Management, Inc. Kido, Mashiro Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Kiesel, Mark R. Senior Vice President, PIMCO and PIMCO Management, Inc. Kirkbaumer, Steven P. Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Variable Insurance Trust. Koba, Toshio Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Lackey, W. M. Reese Vice President, PIMCO and PIMCO Management, Inc. Larsen, Henrik P. Vice President and Manager, Fund Administration, PIMCO. Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO Funds: Multi-Manager Series. Lee, David Vice President, PIMCO and PIMCO Management, Inc. Lindgren, Peter Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. Loftus, John S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Lown, David Senior Vice President, PIMCO and PIMCO Management, Inc. Ludwig, Jeff Senior Vice President, PIMCO and PIMCO Management, Inc. Makinoda, Naoto Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Mallegol, Andre J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mariappa, Sudesh N. Executive Vice President, PIMCO and PIMCO Management,

Inc. Martin, Scott W. Vice President, PIMCO and PIMCO Management, Inc. Martini, Michael E. Senior Vice President, PIMCO and PIMCO Management, Inc. Mather, Scott A. Executive Vice President, PIMCO and PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc. McCray, Mark
V. Executive Vice President, PIMCO and PIMCO Management, Inc. McCulley, Paul A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. McDevitt, Joseph E. Executive Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Europe) Limited. Meiling, Dean S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Member, PIMCO Partners LLC. Metsch, Mark E. Vice President, PIMCO and PIMCO Management, Inc. Mewbourne, Curtis Senior Vice President, PIMCO and PIMCO Management, Inc. Miller, John Vice President, PIMCO and PIMCO Management, Inc. Millimet, Scott Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mitchell, Gail Vice President, PIMCO and PIMCO Management, Inc. Moll, Jonathan D. Senior Vice President, PIMCO and PIMCO Management, Inc. Monson, Kirsten S. Executive Vice President, PIMCO and PIMCO Management, Inc. Muzzy, James F. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Variable Insurance Trust; Member of PIMCO Partners LLC.; Vice President of the Trust. Nercessian, Terry Vice President, PIMCO and PIMCO Management, Inc. Norris, John Vice President, PIMCO and PIMCO Management, Inc. Nguyen, Vinh T. Controller, PIMCO; Vice President and Controller, PIMCO Advisors, Cadence Capital Management, Inc., NFJ Management, Inc., Parametric Management, Inc., StocksPLUS Management, Inc., PIMCO Funds Distributors LLC, PIMCO Management, Inc., PIMCO Global Advisors LLC. O'Connell, Gillian Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. O'Keefe, R. Ian Vice President, PIMCO and PIMCO Management, Inc. Okamura, Shigeki Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Ongaro, Douglas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Otterbein, Thomas
J. Executive Vice President, PIMCO and PIMCO Management, Inc. Palghat, Kumar N. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Australia) Limited. Paulson, Bradley W. Senior Vice President, PIMCO and PIMCO Management, Inc. Perez, Keith Vice President, PIMCO and PIMCO Management, Inc. Phansalker, Mohan V. Executive Vice President, Senior Legal Officer and Assistant Secretary, PIMCO and PIMCO Management, Inc.; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Philipp, Elizabeth M. Senior Vice President, PIMCO and PIMCO Management, Inc. Pittman, David J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Podlich, William F. III Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Porterfield, Mark Vice President, PIMCO and PIMCO Management, Inc. Powers, William C. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of PIMCO Partners LLC. Rappaport, Marcy Vice President, PIMCO and PIMCO Management, Inc. Reimer, Ron Vice President, PIMCO and PIMCO Management, Inc. Reisz, Paul W. Vice President, PIMCO and PIMCO Management, Inc. Repoulis, Yiannis Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Rodgerson, Carol Vice President, PIMCO and PIMCO Management, Inc. Romano, Mark A. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Roney, Scott L. Senior Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Japan) Limited. Rosiak, Jason Vice President, PIMCO and PIMCO Management, Inc. Rowe, Cathy T. Vice President, PIMCO and PIMCO Management, Inc. Ruthen, Seth R. Senior Vice President, PIMCO and PIMCO Management, Inc. Sargent, Jeffrey M. Senior Vice President, PIMCO, PIMCO Management, Inc., and the Trust, PIMCO Funds: Multi-Manager Series, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Schmider, Ernest L. Managing Director and Secretary, PIMCO; Director, Managing Director and Secretary, PIMCO Management, Inc.; Secretary, PIMCO Partners LLC; Director and Assistant Secretary, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Advisors. Scholey, Leland T. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Schucking, Ivor Senior Vice President, PIMCO and PIMCO Management, Inc. Schulist, Stephen O. Senior Vice President, PIMCO and PIMCO Management, Inc. Scibisz, Iwona E. Vice President, PIMCO and PIMCO Management, Inc. Seliga, Denise C. Senior Vice President, PIMCO and PIMCO Management, Inc. Sellers, Devin Vice President, PIMCO and PIMCO Management, Inc. Shaler, Tim Vice President, PIMCO and PIMCO Management, Inc. Sheehy, Erica Vice President, PIMCO and PIMCO Management, Inc. Simon, Scott Executive Vice President, PIMCO and PIMCO Management, Inc. Telish, Christine Vice President, PIMCO and PIMCO Management, Inc. Theodore, Kyle, J. Vice President, PIMCO and PIMCO Management, Inc. Thomas, Lee R. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member PIMCO Partners LLC. Thompson, William S. Jr. Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director, Managing Director and Chief Executive Officer, PIMCO Management, Inc.; Director and President, StocksPLUS Management, Inc.; Senior Vice President of PIMCO Variable Insurance Trust; Vice President of the Trust and PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee Member, PIMCO Advisors; Member, President and Chief Executive Officer of PIMCO Partners LLC. Thurston, Powell Vice President,

PIMCO and PIMCO Management, Inc. Trosky, Benjamin L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Tyson, Richard E. Senior Vice President, PIMCO and PIMCO Management, Inc. Van de Zilver, Peter A. Vice President, PIMCO and PIMCO Management, Inc. Van Heel, Marc Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Vick, Dave Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Weil, Richard M. Executive Vice President and Assistant Secretary, PIMCO, PIMCO Management, Inc., Cadence Capital Management, and PIMCO Funds Distributors LLC; General Counsel and Senior Vice President, PIMCO Advisors; Secretary, Cadence Capital Management, Inc. NFJ Management, Inc., Parametric Management, Inc., NFJ Investment Group, Parametric Portfolio Associates, and StocksPLUS Management, Inc.; Vice President, PIMCO Funds:
Multi-Manager Series; Senior Vice President, General Counsel and Assistant Secretary, PIMCO Global Advisors LLC; Senior Vice President and Assistant Secretary, PIMCO Global Advisors (Japan) Limited. Willemsen, Mick Vice President, PIMCO and PIMCO Management, Inc.; Assistant Secretary, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Wilson, John Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Sydney) Limited. Wilson, Susan Senior Vice President, PIMCO and PIMCO Management, Inc. Wood, George H. Executive Vice President, PIMCO and PIMCO Management, Inc. Wyman, Charles Executive Vice President, PIMCO and PIMCO Management, Inc. Young, David Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Yu, Cheng-Yuan Vice President, PIMCO and PIMCO Management, Inc. Zhu, Changhong Senior Vice President, PIMCO and PIMCO Management, Inc.

                                     * * *

         AEGON USA Investment Management LLC ("AUIM"), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as sub-adviser to IDEX Transamerica Conservative High-Yield Bond. Its officers are: Douglas C. Kolsrud, Manager and Chairman of the Board; Brenda K. Clancy, Manager; Craig D. Vermie, Manager; Eric B. Goodman, President & Chief Investment Officer;Kirk W. Buese, Executive Vice President - Private Finance; William S. Cook, Executive Vice President -- Capital Market Strategies; Daniel P. Fox, Executive Vice President - Risk Management; Sarah C. Lange, Executive Vice President - Portfolio Management; David R. Ludke, Executive Vice President; Mark J. Zinkula, Executive Vice President - Public Fixed Income; David M. Carney, Senior Vice President and Chief Financial Officer; Bradley J. Beman, Senior Vice President; John T. Bender, Senior Vice President; Frank E. Collecchia, Senior Vice President; Mark
E. Dunn, Senior Vice President; David R. Halfpap, Senior Vice President; Steven
P. Opp, Senior Vice President; Sarvjeev S. Sidhu, Senior Vice President; Christopher R. Sebald, Senior Vice President; Michael B. Simpson, Senior Vice President; Jon L. Skaggs, Senior Vice President; Robert A. Smedley, Senior Vice President; Mark W. Bursinger, Vice President; Ashok K. Chawla, Vice President; Douglas A. Dean, Vice President; Mark D. Evans, Vice President; Mark A. Faulkenberg, Vice President; Robert Fitzsimmons, Vice President; Robert L. Hansen, Vice President; Scott P. Hassenstab, Vice President; Jon D. Kettering, Vice President; James R. Landis, Vice President; Jeffrey T. McGlaun, Vice President; Stephanie M. Phelps, Vice President; Gregory W. Theobald, Vice President and Assistant Secretary; Michael A. Urban, Vice President; Jeffrey A. Whitehead, Vice President; M. Christina Galligan, Assistant Vice President; Donna L. Heitzman, Assistant Vice President; Karen E. Hufnagel, Assistant Vice President; Michael N. Meese, Assistant Vice President; Mary T. Pech, Assistant Vice President; Michael J. Rudzik, Assistant Vice President; Paul J. Houk, General Counsel and Secretary; Robert S. Jett III, Assistant Secretary; Brian
E. Rolland, Treasurer; Clifton W. Flenniken III, Assistant Treasurer; and Cynthia L. Remley, Assistant General Counsel.

                                     * * *

         Banc of America Capital Management, LLC ("BACAP"), 101 S. Tryon Street, Charlotte, North Carolina 28255, serves as sub-adviser to IDEX Marsico Growth. Michael E. Kenneally, President, Chief Investment Officer, Co-Chairman and Manager of Banc of America Capital Management, LLC, member of the Management Committee of Banc of America Capital Management LLC, Manager of Banc of America Advisors, LLC, Director of Banc of America Capital Management Alternative Advisors, Inc. and Senior Vice President - Investment Management Products of Bank of America, N.A; Robert H. Gordon, Chief Marketing Officer, Co-Chairman and Manager of Banc of America Capital Management, LLC. Director of Banc of America Capital Management (Ireland), Limited. Director of Banc of America Capital Management Alternative Advisors, Inc. President and Manager of Banc of America Advisors, LLC. Senior Vice President - Investment Management Marketing and Distribution of bank of America, N.A; Edward D. Bedard, Chief Administrative Officer, Treasurer and Manager of Banc of America Capital Management, LLC. Director of Banc of America Capital Management (Ireland), Limited. Various to Director, Senior Vice President and Treasurer of Banc of America Capital Management Alternative Advisors, Inc. Chief Operating Officer and Manager of Banc of America Advisors, LLC. Senior Vice President of Bank of

America, N.A; Jacquelyn L. Dezort, Manager of Banc of America Capital Management, LLC. Manager of Banc of America Advisors, LLC. Various positions to Senior Vice President of Bank of America, N.A; Robert W. Decker. Chief Operating Officer and Manager of Banc of America Capital Management, LLC, Senior Vice President and Manager of Banc of America Advisors, LLC, Various to Senior Vice President and Director of Banc of America Capital Management Alternative Advisors, Inc. Senior Vice President of Bank of America, N.A; Kirk
D. Hartman, Chief Investment Officer - Fixed Income Management of Banc of America Capital Management, LLC, President, Chief Investment Officer and Director of Boatmen's Capital Management, Inc. Corporation, President of Sovran Capital Management Corporation, Executive Vice President of Bank of America, N.A, Chief Investment Officer - Fixed Income of Bank of America Investment Management, President and Director of Fixed Income of Bank of America Capital Management, Inc.

                                     * * *

         Gateway Investment Advisers, L.P. ("Gateway"), 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, serves as sub-adviser to IDEX Protected Principal Stock. Walter G. Sall is Chairman and Chief Executive Officer; J. Patrick Rogers is President; Harry E. Merriken III, is Senior Vice President and Principal; Geoffrey Keenan is Chief Operating Officer and Executive Vice President; Paul Stewart is Senior Vice President and Chief Financial Officer; Donna M. Squeri is General Counsel and Secretary; Gary H. Goldschmidt is Controller; and Nelson C. Bickel is Chief Information Officer and Vice President.

                                     * * *

         Clarion CRA Securities, L.P. ("Clarion"), 259 North Radnor-Chester Road, Suite 205, Radnor, Pennsylvania 19087, serves as sub-adviser for IDEX Clarion Real Estate Securities. Its officers are: Ritson T. Ferguson, Executive Officer/Chief Investment Officer; Burt J. Kling, Executive Officer; John A. Weisz, Executive Officer; Stephen J. Furnary, Executive Officer; Charles Grossman, Executive Officer; and Arnoldus W. Veenhuysen, Executive Officer.

ITEM 27  PRINCIPAL UNDERWRITER

AFSG Securities Corporation

         (a) The Registrant has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of Fund shares.

         (b)      Directors and Officers of Principal Underwriter

         Name                     Positions and Offices with Underwriter        Positions and Offices with Registrant
         ----                     --------------------------------------        -------------------------------------

Larry N. Norman          (1)      Director and President                        N/A

Anne M. Spaes            (1)      Director and Vice President                   N/A

Lisa Wachendorf          (1)      Director, Chief Compliance Officer
                                  And Vice President                            N/A

John K. Carter           (2)      Vice President                                Vice President, Secretary and Counsel

Christopher G. Roetzer   (2)      Vice President                                N/A

William G. Cummings      (2)      Vice President, Treasurer and Controller      N/A

Linda Gilmer                      Assistant Treasurer                           N/A

Frank A. Camp            (1)      Secretary                                     N/A

Thomas R. Moriarty       (2)      Vice President                                N/A

Michael V. Williams      (2)      Vice President                                N/A

Emily Monroe Bates       (3)      Assistant Treasurer                           N/A

Teresa L. Stolba         (1)      Assistant Compliance Officer                  N/A

Clifton W. Flenniken III (4)      Assistant Treasurer                           N/A

Priscilla I. Hechler(2)           Assistant Vice President and                  N/A
                                  Assistant Secretary

Darin D. Smith(1)                 Vice President and                            N/A
                                  Assistant Secretary

(1) 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001
(2) 570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3) 400 West Market Street, Louisville, KY 40202
(4) 1111 North Charles Street, Baltimore, MD 21201

ITEM 28  LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

         (a) Shareholder records are maintained by the Registrant's transfer agent, AEGON/Transamerica Investor Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.

         (b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

ITEM 29  MANAGEMENT SERVICES

         The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by ATFA, Alger Management, Janus, Jennison, LKCM, Gabelli, T. Rowe Price, SaBAM, Pilgrim, TIM, AUIM, Great Companies, Federated, Gateway, American Century, Clarion, Ironwood, BACAP and PIMCO pursuant to the Management and Investment Advisory Agreements, the Investment Counsel Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

ITEM 30  UNDERTAKINGS

         Not applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDEX Mutual Funds, has duly caused this Post-Effective Amendment No. 51 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 13th day of December, 2002.


                                      IDEX Mutual Funds



                                      By: /s/ John R. Kenney
                                          -------------------------------
                                              John R. Kenney*
                                              Chairman and Trustee


         Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 51 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:






/s/ John R. Kenney                         Chairman & Trustee                   December 13, 2002
------------------------------------
John R. Kenney*



/s/ Peter R. Brown                         Vice Chairman & Trustee              December 13, 2002
------------------------------------
Peter R. Brown *



/s/ Larry N. Norman                        Trustee                              December 13, 2002
------------------------------------
Larry N. Norman*



/s/ Daniel Calabria                        Trustee                              December 13, 2002
------------------------------------
Daniel Calabria *



/s/ Charles C. Harris                      Trustee                              December 13, 2002
------------------------------------
Charles C. Harris*



/s/ William W. Short, Jr.                  Trustee                              December 13, 2002
------------------------------------
William W. Short, Jr. *



/s/ Jack E. Zimmerman                      Trustee                              December 13, 2002
------------------------------------
Jack E. Zimmerman *



/s/ Janice B. Case                         Trustee                              December 13, 2002
------------------------------------
Janice B. Case*



/s/ Russell A. Kimball, Jr.                Trustee                              December 13, 2002
------------------------------------
Russell A. Kimball, Jr. *



/s/ James L. Churchill                     Trustee                              December 13, 2002
------------------------------------
James L. Churchill *



/s/ Leo J. Hill                            Trustee                              December 13, 2002
------------------------------------
Leo J. Hill *



/s/ Brian C. Scott                         President & Chief Executive          December 13, 2002
------------------------------------       Officer
Brian C. Scott*




/s/ Thomas R. Moriarty                     Executive Vice President,            December 13, 2002
------------------------------------       Treasurer and Principal
Thomas R. Moriarty*                        Financial Officer



/s/ Christopher G. Roetzer                 Vice President, Assistant            December 13, 2002
------------------------------------       Treasurer and Principal
Christopher G. Roetzer*                    Accounting Officer




/s/ John K. Carter
------------------------------------
*Signed by John K. Carter
Attorney in Fact

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               EXHIBITS FILED WITH

                       POST-EFFECTIVE AMENDMENT NO. 51 TO

                            REGISTRATION STATEMENT ON
                                    FORM N-1A

                                IDEX MUTUAL FUNDS
                            REGISTRATION NO. 33-2659

                                  EXHIBIT INDEX

EXHIBIT NUMBER           DESCRIPTION OF EXHIBIT
--------------           ----------------------
23(d)(1)(rr)             Form of Investment Advisory Agreement - IDEX Clarion Real Estate
                         Securities and IDEX PIMCO Total Return
23(d)(2)(xx)(yy)         Form of Sub-Advisory Agreements (Clarion & Pimco)
23(e)(1)                 Underwriting Agreement - Schedule I
23(h)(4)                 Expense Limitation Agreement
23(m)(1)(yy)             Plan of Distribution - A shares
23(m)(2)(yy)             Plan of Distribution - B shares
23(m)(5)(a)              Plan of Distribution - L shares
                         Schedule A dated 3/01/03
23(p)(18)                Code of Ethics - Clarion CRA Securities, L.P.